GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Argentina – 0.2%
148	Banco Macro SA ADR (Financials)*	$ 2,364
229	Globant SA (Information Technology)*	43,208
404	Grupo Financiero Galicia SA ADR (Financials)	3,478
348	Pampa Energia SA ADR (Utilities)*	4,903
426	Telecom Argentina SA ADR (Communication Services)	3,591
192	Transportadora de Gas del Sur SA ADR (Energy)*	1,050
1,221	YPF SA ADR (Energy)*	6,142

		64,736

Brazil – 4.2%
26,165	Ambev SA (Consumer Staples)	67,912
2,458	Atacadao SA (Consumer Staples)	9,177
1,249	B2W Cia Digital (Consumer Discretionary)*	16,325
12,181	B3 SA – Brasil Bolsa Balcao (Financials)	126,940
7,610	Banco Bradesco SA (Financials)	30,589
1,868	Banco BTG Pactual SA (Financials)	27,475
5,118	Banco do Brasil SA (Financials)	32,174
2,418	Banco Santander Brasil SA (Financials)	17,576
4,019	BB Seguridade Participacoes SA (Financials)	21,311
4,409	BRF SA (Consumer Staples)*	18,033
7,299	CCR SA (Industrials)	17,671
2,578	Centrais Eletricas Brasileiras SA (Utilities)	14,866
1,003	Cia Brasileira de Distribuicao (Consumer Staples)	12,896
2,024	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	16,737
1,227	Cia Energetica de Minas Gerais (Utilities)	3,226
4,089	Cia Siderurgica Nacional SA (Materials)	17,848
7,120	Cielo SA (Information Technology)	4,693
11,901	Cogna Educacao (Consumer Discretionary)*	10,363
686	Cosan Ltd., Class A (Energy)	11,840
771	Cosan SA (Energy)	11,100
1,195	CPFL Energia SA (Utilities)	6,956
1,607	Energisa SA (Utilities)	13,886
1,034	Engie Brasil Energia SA (Utilities)	8,128
5,123	Equatorial Energia SA (Utilities)	20,725
6,895	Hapvida Participacoes e Investimentos SA (Health Care)(a)	18,460
2,518	Hypera SA (Health Care)	15,011

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
2,870	Itau Unibanco Holding SA (Financials)	$ 13,726
4,280	Klabin SA (Materials)	19,929
3,542	Localiza Rent a Car SA (Industrials)	44,205
1,523	Lojas Americanas SA (Consumer Discretionary)	5,214
4,718	Lojas Renner SA (Consumer Discretionary)	39,138
783	M Dias Branco SA (Consumer Staples)	4,719
15,999	Magazine Luiza SA (Consumer Discretionary)	69,448
1,719	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	7,235
4,521	Natura & Co. Holding SA (Consumer Staples)*	42,313
1,523	Neoenergia SA (Utilities)	5,149
2,897	Notre Dame Intermedica Participacoes SA (Health Care)	36,844
1,066	Pagseguro Digital Ltd., Class A (Information Technology)*	50,486
4,615	Petrobras Distribuidora SA (Consumer Discretionary)	17,591
21,933	Petroleo Brasileiro SA (Energy)	104,042
599	Porto Seguro SA (Financials)	5,271
6,813	Raia Drogasil SA (Consumer Staples)	32,698
7,495	Rumo SA (Industrials)*	26,383
1,110	StoneCo Ltd., Class A (Information Technology)*	81,274
3,789	Suzano SA (Materials)*	39,746
2,472	Telefonica Brasil SA (Communication Services)	20,538
5,149	TIM SA (Communication Services)	12,896
4,865	Ultrapar Participacoes SA (Energy)	18,363
24,395	Vale SA (Materials)	353,278
8,792	Via Varejo SA (Consumer Discretionary)*	28,974
4,463	WEG SA (Industrials)	60,961
674	XP, Inc., Class A (Financials)*	27,641

		1,739,980

Chile – 0.4%
257,481	Banco de Chile (Financials)	22,541
357	Banco de Credito e Inversiones SA (Financials)	12,380
368,240	Banco Santander Chile (Financials)	15,891
7,969	Cencosud SA (Consumer Staples)	13,680

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
2,880	Cencosud Shopping SA (Real Estate)	$ 4,761
943	Cia Cervecerias Unidas SA (Consumer Staples)	6,627
46,069	Colbun SA (Utilities)	7,327
867	Empresa Nacional de Telecomunicaciones SA (Communication Services)	5,222
6,323	Empresas CMPC SA (Materials)	13,603
2,345	Empresas COPEC SA (Energy)	18,496
158,543	Enel Americas SA (Utilities)	22,861
147,624	Enel Chile SA (Utilities)	10,214
6,287	Falabella SA (Consumer Discretionary)	21,401

		175,004

China – 40.2%
1,619	360 Security Technology, Inc., Class A (Information Technology)	4,084
184	51job, Inc. ADR (Industrials)*	12,972
3,882	AAC Technologies Holdings, Inc. (Information Technology)	21,732
899	AECC Aviation Power Co. Ltd., Class A (Industrials)	6,192
6,240	Agile Group Holdings Ltd. (Real Estate)	9,015
18,389	Agricultural Bank of China Ltd., Class A (Financials)	9,195
168,424	Agricultural Bank of China Ltd., Class H (Financials)	63,872
1,451	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	13,496
2,159	Air China Ltd., Class A (Industrials)	2,586
10,857	Air China Ltd., Class H (Industrials)	8,781
671	Airtac International Group (Industrials)	19,540
639	Aisino Corp., Class A (Information Technology)	1,345
11,061	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	2,913,025
3,050	A-Living Smart City Services Co. Ltd. (Industrials)(a)	12,845
4,957	Aluminum Corp. of China Ltd., Class A (Materials)*	3,111
24,082	Aluminum Corp. of China Ltd., Class H (Materials)*	9,505
1,839	Angang Steel Co. Ltd., Class A (Materials)	878
8,986	Angang Steel Co. Ltd., Class H (Materials)	3,860

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Angel Yeast Co. Ltd., Class A (Consumer Staples)	$ 1,398
1,439	Anhui Conch Cement Co. Ltd., Class A (Materials)	12,356
7,043	Anhui Conch Cement Co. Ltd., Class H (Materials)	45,061
372	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	11,940
160	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,459
6,203	ANTA Sports Products Ltd. (Consumer Discretionary)	84,334
80	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	2,922
80	Autobio Diagnostics Co. Ltd., Class A (Health Care)	1,763
335	Autohome, Inc. ADR (Communication Services)	31,631
320	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	2,706
1,039	AVIC Aircraft Co. Ltd., Class A (Industrials)	4,919
3,358	Avic Capital Co. Ltd., Class A (Financials)	2,373
1,300	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	2,140
400	AVIC Jonhon Optronic Technology Co. Ltd., Class A (Information Technology)	3,587
320	AVIC Shenyang Aircraft Co. Ltd., Class A (Industrials)	2,953
10,542	BAIC Motor Corp. Ltd., Class H (Consumer Discretionary)(a)	3,943
1,605	Baidu, Inc. ADR (Communication Services)*	223,079
8,075	Bank of Beijing Co. Ltd., Class A (Financials)	5,989
1,359	Bank of Chengdu Co. Ltd., Class A (Financials)	2,350
12,040	Bank of China Ltd., Class A (Financials)	6,038
497,846	Bank of China Ltd., Class H (Financials)	175,956
14,951	Bank of Communications Co. Ltd., Class A (Financials)	10,702
43,252	Bank of Communications Co. Ltd., Class H (Financials)	23,934

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,019	Bank of Hangzhou Co. Ltd., Class A (Financials)	$ 4,664
4,397	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,163
3,498	Bank of Nanjing Co. Ltd., Class A (Financials)	4,583
2,279	Bank of Ningbo Co. Ltd., Class A (Financials)	12,781
5,357	Bank of Shanghai Co. Ltd., Class A (Financials)	6,570
1,846	Bank of Zhengzhou Co. Ltd., Class A (Financials)	1,063
6,457	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	6,094
3,118	BBMG Corp., Class A (Materials)	1,469
13,560	BBMG Corp., Class H (Materials)	2,816
378	BeiGene Ltd. ADR (Health Care)*	96,651
1,599	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,002
1,000	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	1,971
3,054	Beijing Enterprises Holdings Ltd. (Utilities)	9,888
25,723	Beijing Enterprises Water Group Ltd. (Utilities)*	10,419
639	Beijing New Building Materials PLC, Class A (Industrials)	3,787
838	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	4,356
1,199	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,536
240	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,218
240	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	2,316
559	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	1,623
480	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	2,900
480	Beijing Tongrentang Co. Ltd., Class A (Health Care)	1,962
17,500	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	15,426

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	$ 1,387
80	BGI Genomics Co. Ltd., Class A (Health Care)	1,590
1,189	Bilibili, Inc. ADR (Communication Services)*	74,741
21,333	BOC Hong Kong Holdings Ltd. (Financials)	69,482
12,096	BOE Technology Group Co. Ltd., Class A (Information Technology)	9,945
17,286	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	15,385
639	BYD Co. Ltd., Class A (Consumer Discretionary)	16,718
4,099	BYD Co. Ltd., Class H (Consumer Discretionary)	96,282
559	By-health Co. Ltd., Class A (Consumer Staples)	2,132
1,359	Caitong Securities Co. Ltd., Class A (Financials)	2,745
388	CanSino Biologics, Inc., Class H (Health Care)*(a)	8,508
5,037	CGN Power Co. Ltd., Class A (Utilities)	2,151
65,616	CGN Power Co. Ltd., Class H (Utilities)(a)	14,050
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	5,571
2,079	Changjiang Securities Co. Ltd., Class A (Financials)	2,793
639	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	3,103
240	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,619
96	China Biologic Products Holdings, Inc. (Health Care)*	11,423
74,248	China Cinda Asset Management Co. Ltd., Class H (Financials)	14,462
1,759	China CITIC Bank Corp. Ltd., Class A (Financials)	1,401
58,869	China CITIC Bank Corp. Ltd., Class H (Financials)	25,438
1,279	China Coal Energy Co. Ltd., Class A (Energy)	865
13,332	China Coal Energy Co. Ltd., Class H (Energy)	3,783

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,679	China Communications Construction Co. Ltd., Class A (Industrials)	$ 2,021
28,195	China Communications Construction Co. Ltd., Class H (Industrials)	14,620
15,227	China Communications Services Corp. Ltd., Class H (Industrials)	8,132
9,004	China Conch Venture Holdings Ltd. (Industrials)	42,741
3,598	China Construction Bank Corp., Class A (Financials)	3,910
552,276	China Construction Bank Corp., Class H (Financials)	433,130
639	China CSSC Holdings Ltd., Class A (Industrials)*	1,868
3,118	China Eastern Airlines Corp. Ltd., Class A (Industrials)	2,360
9,257	China Eastern Airlines Corp. Ltd., Class H (Industrials)	4,179
14,311	China Everbright Bank Co. Ltd., Class A (Financials)	9,439
43,461	China Everbright Bank Co. Ltd., Class H (Financials)	16,930
20,759	China Everbright Environment Group Ltd. (Industrials)	11,514
10,497	China Evergrande Group (Real Estate)	22,125
7,788	China Feihe Ltd. (Consumer Staples)(a)	18,605
559	China Film Co. Ltd., Class A (Communication Services)	1,127
1,454	China Fortune Land Development Co. Ltd., Class A (Real Estate)	3,281
1,279	China Galaxy Securities Co. Ltd., Class A (Financials)	2,506
23,506	China Galaxy Securities Co. Ltd., Class H (Financials)	15,191
1,759	China Gezhouba Group Co. Ltd., Class A (Industrials)	1,820
639	China Great Wall Securities Co. Ltd., Class A (Financials)	1,271
1,119	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	2,452
15,830	China Hongqiao Group Ltd. (Materials)	13,824
42,686	China Huarong Asset Management Co. Ltd., Class H (Financials)(a)	4,900

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
8,136	China International Capital Corp. Ltd., Class H (Financials)*(a)	$ 18,953
559	China International Marine Containers Group Co. Ltd., Class A (Industrials)	1,251
38,508	China Jinmao Holdings Group Ltd. (Real Estate)	19,819
1,279	China Jushi Co. Ltd., Class A (Materials)	3,269
719	China Life Insurance Co. Ltd., Class A (Financials)	4,634
44,301	China Life Insurance Co. Ltd., Class H (Financials)	100,459
1,766	China Literature Ltd. (Communication Services)*(a)	13,417
20,004	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	16,824
16,102	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	81,419
7,369	China Merchants Bank Co. Ltd., Class A (Financials)	49,500
24,487	China Merchants Bank Co. Ltd., Class H (Financials)	154,929
2,238	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	2,054
8,023	China Merchants Port Holdings Co. Ltd. (Industrials)	9,511
2,579	China Merchants Securities Co. Ltd., Class A (Financials)*	8,623
2,705	China Merchants Securities Co. Ltd., Class H (Financials)(a)	3,685
2,318	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	5,164
13,512	China Minsheng Banking Corp. Ltd., Class A (Financials)	10,884
41,405	China Minsheng Banking Corp. Ltd., Class H (Financials)	22,859
33,251	China Mobile Ltd. (Communication Services)	199,013
6,716	China Molybdenum Co. Ltd., Class A (Materials)	4,685
23,118	China Molybdenum Co. Ltd., Class H (Materials)	10,854
23,032	China National Building Material Co. Ltd., Class H (Materials)	30,244

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,839	China National Chemical Engineering Co. Ltd., Class A (Industrials)	$ 1,814
4,477	China National Nuclear Power Co. Ltd., Class A (Utilities)	3,341
160	China National Software & Service Co. Ltd., Class A (Information Technology)	1,768
1,359	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)*	2,796
400	China Oilfield Services Ltd., Class A (Energy)	795
11,537	China Oilfield Services Ltd., Class H (Energy)	8,736
28,668	China Overseas Land & Investment Ltd. (Real Estate)	69,742
2,518	China Pacific Insurance Group Co. Ltd., Class A (Financials)	14,790
15,693	China Pacific Insurance Group Co. Ltd., Class H (Financials)	59,715
8,555	China Petroleum & Chemical Corp., Class A (Energy)	5,448
148,601	China Petroleum & Chemical Corp., Class H (Energy)	67,280
4,397	China Railway Construction Corp. Ltd., Class A (Industrials)	5,740
12,361	China Railway Construction Corp. Ltd., Class H (Industrials)	8,164
7,196	China Railway Group Ltd., Class A (Industrials)	6,179
25,049	China Railway Group Ltd., Class H (Industrials)	12,375
10,098	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	3,582
39,576	China Reinsurance Group Corp., Class H (Financials)	4,186
8,482	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	62,637
12,998	China Resources Cement Holdings Ltd. (Materials)	16,163
5,308	China Resources Gas Group Ltd. (Utilities)	25,573
17,157	China Resources Land Ltd. (Real Estate)	74,360
10,538	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	5,695

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
11,321	China Resources Power Holdings Co. Ltd. (Utilities)	$ 12,033
400	China Satellite Communications Co. Ltd., Class A (Communication Services)	1,179
2,039	China Shenhua Energy Co. Ltd., Class A (Energy)	6,080
20,233	China Shenhua Energy Co. Ltd., Class H (Energy)	39,096
8,715	China Shipbuilding Industry Co. Ltd., Class A (Industrials)*	5,748
2,718	China Southern Airlines Co. Ltd., Class A (Industrials)*	2,602
9,818	China Southern Airlines Co. Ltd., Class H (Industrials)*	6,028
400	China Spacesat Co. Ltd., Class A (Industrials)	2,067
15,990	China State Construction Engineering Corp. Ltd., Class A (Industrials)	13,195
11,293	China State Construction International Holdings Ltd. (Industrials)	7,458
8,530	China Taiping Insurance Holdings Co. Ltd. (Financials)	15,074
82,619	China Telecom Corp. Ltd., Class H (Communication Services)	24,938
639	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	18,762
220,367	China Tower Corp. Ltd., Class H (Communication Services)(a)	34,679
559	China TransInfo Technology Co. Ltd., Class A (Information Technology)	1,665
36,554	China Unicom Hong Kong Ltd. (Communication Services)	21,972
9,486	China United Network Communications Ltd., Class A (Communication Services)	7,064
3,678	China Vanke Co. Ltd., Class A (Real Estate)	17,160
11,273	China Vanke Co. Ltd., Class H (Real Estate)	42,824
6,096	China Yangtze Power Co. Ltd., Class A (Utilities)	18,631
3,198	China Zheshang Bank Co. Ltd., Class A (Financials)	2,002
100	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	1,596

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,807	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)*	$ 10,776
3,358	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	2,353
16,002	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	6,853
559	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	10,612
23,341	CIFI Holdings Group Co. Ltd. (Real Estate)	20,172
37,876	CITIC Ltd. (Industrials)	29,607
3,997	CITIC Securities Co. Ltd., Class A (Financials)	18,406
13,564	CITIC Securities Co. Ltd., Class H (Financials)	30,514
94,501	CNOOC Ltd. (Energy)	99,103
894	CNPC Capital Co. Ltd., Class A (Industrials)	959
799	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	29,483
1,199	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	1,290
8,251	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	3,629
2,478	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	3,736
16,434	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	15,369
55,368	Country Garden Holdings Co. Ltd. (Real Estate)	73,134
7,594	Country Garden Services Holdings Co. Ltd. (Industrials)	42,513
9,274	CRRC Corp. Ltd., Class A (Industrials)	7,977
27,835	CRRC Corp. Ltd., Class H (Industrials)	11,166
559	CSC Financial Co. Ltd., Class A (Financials)	3,713
4,929	CSC Financial Co. Ltd., Class H (Financials)(a)	6,752
1,311	Dada Nexus Ltd. ADR (Consumer Discretionary)*(b)	75,972
13,080	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	8,099
4,797	Daqin Railway Co. Ltd., Class A (Industrials)	4,943
192	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,583

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,839	Datang International Power Generation Co. Ltd., Class A (Utilities)	$ 662
479	Dawning Information Industry Co. Ltd., Class A (Information Technology)	2,574
1,119	DHC Software Co. Ltd., Class A (Information Technology)	1,566
240	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,521
1,039	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,677
2,024	Dongfang Electric Corp. Ltd., Class H (Industrials)	1,509
18,185	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	18,719
1,039	Dongxing Securities Co. Ltd., Class A (Financials)	2,087
3,070	East Money Information Co. Ltd., Class A (Financials)	12,831
4,500	ENN Energy Holdings Ltd. (Utilities)	59,613
607	Eve Energy Co. Ltd., Class A (Industrials)	5,950
1,439	Everbright Securities Co. Ltd., Class A (Financials)	4,199
1,520	Everbright Securities Co. Ltd., Class H (Financials)(a)	1,414
1,455	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	1,462
639	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)*	1,246
400	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	1,511
1,500	First Capital Securities Co. Ltd., Class A (Financials)	2,412
200	Flat Glass Group Co. Ltd., Class A (Information Technology)	1,046
2,448	Flat Glass Group Co. Ltd., Class H (Information Technology)(b)	6,836
5,596	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	8,249
559	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	13,525
2,398	Founder Securities Co. Ltd., Class A (Financials)*	3,287

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,438	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	$ 7,216
400	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,602
719	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	4,382
3,218	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	15,400
400	Ganfeng Lithium Co. Ltd., Class A (Materials)	4,754
1,097	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	9,537
7,435	GD Power Development Co. Ltd., Class A (Utilities)	2,429
857	GDS Holdings Ltd. ADR (Information Technology)*	77,156
1,679	Gemdale Corp., Class A (Real Estate)	3,861
2,238	GF Securities Co. Ltd., Class A (Financials)	5,758
7,863	GF Securities Co. Ltd., Class H (Financials)	10,974
559	Giant Network Group Co. Ltd., Class A (Communication Services)	1,516
160	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	5,023
225	Glodon Co. Ltd., Class A (Information Technology)	2,294
1,199	GoerTek, Inc., Class A (Information Technology)	6,919
719	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,048
18,227	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	36,912
2,238	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	22,666
2,638	Greenland Holdings Corp. Ltd., Class A (Real Estate)	2,582
764	GSX Techedu, Inc. ADR (Consumer Discretionary)*(b)	49,118
559	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	4,782
16,694	Guangdong Investment Ltd. (Utilities)	27,735
959	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,991

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
16,706	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	$ 17,972
719	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	1,642
480	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	2,232
1,309	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	3,374
100	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,322
22,029	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	28,699
240	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	3,913
480	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	1,193
1,519	Guosen Securities Co. Ltd., Class A (Financials)	3,172
2,798	Guotai Junan Securities Co. Ltd., Class A (Financials)	7,960
5,437	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	7,995
1,479	Guoyuan Securities Co. Ltd., Class A (Financials)	1,998
4,855	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	31,845
2,398	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	9,829
3,438	Haitong Securities Co. Ltd., Class A (Financials)	7,054
18,717	Haitong Securities Co. Ltd., Class H (Financials)	16,103
360	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	2,163
200	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	2,178
3,278	Hangzhou Hikvision Digital Technology Co. Ltd., Class A (Information Technology)	22,752
320	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,944
142	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	2,460

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
733	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)*(a)	$ 12,339
5,376	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)*(a)	25,831
799	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	5,600
3,767	Hengan International Group Co. Ltd. (Consumer Staples)	25,996
1,839	Hengli Petrochemical Co. Ltd., Class A (Materials)	7,292
719	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	1,618
1,351	Hengyi Petrochemical Co. Ltd., Class A (Materials)	2,608
3,997	Hesteel Co. Ltd., Class A (Materials)*	1,391
160	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	3,479
400	Hongta Securities Co. Ltd., Class A (Financials)	1,027
3,038	Huadian Power International Corp. Ltd., Class A (Utilities)	1,662
10,390	Huadian Power International Corp. Ltd., Class H (Utilities)	2,747
639	Huadong Medicine Co. Ltd., Class A (Health Care)	2,686
639	Hualan Biological Engineering, Inc., Class A (Health Care)	4,180
1,839	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,288
2,558	Huaneng Power International, Inc., Class A (Utilities)	1,998
26,824	Huaneng Power International, Inc., Class H (Utilities)	10,519
2,798	Huatai Securities Co. Ltd., Class A (Financials)	8,207
10,038	Huatai Securities Co. Ltd., Class H (Financials)(a)	15,693
959	Huaxi Securities Co. Ltd., Class A (Financials)	1,831
4,477	Huaxia Bank Co. Ltd., Class A (Financials)	4,443
1,559	Huaxin Cement Co. Ltd., Class A (Materials)	5,807

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,199	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	$ 5,696
855	Huazhu Group Ltd. ADR (Consumer Discretionary)	42,562
1,599	Hubei Biocause Pharmaceutical Co. Ltd., Class A (Financials)	1,276
400	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	2,024
312	Hundsun Technologies, Inc., Class A (Information Technology)	4,193
412	HUYA, Inc. ADR (Communication Services)*(b)	8,524
799	Iflytek Co. Ltd., Class A (Information Technology)	4,641
20,769	Industrial & Commercial Bank of China Ltd., Class A (Financials)	16,792
439,200	Industrial & Commercial Bank of China Ltd., Class H (Financials)	278,731
7,421	Industrial Bank Co. Ltd., Class A (Financials)	23,707
2,558	Industrial Securities Co. Ltd., Class A (Financials)	3,503
17,350	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	3,191
3,038	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	2,438
2,238	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	12,853
4,395	Innovent Biologics, Inc. (Health Care)*(a)	28,941
480	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	2,043
802	iQIYI, Inc. ADR (Communication Services)*	17,933
200	JA Solar Technology Co. Ltd., Class A (Information Technology)*	1,002
304	Jafron Biomedical Co. Ltd., Class A (Health Care)	3,015
5,464	JD.com, Inc. ADR (Consumer Discretionary)*	466,352
559	Jiangsu Expressway Co. Ltd., Class A (Industrials)	816
7,783	Jiangsu Expressway Co. Ltd., Class H (Industrials)	8,754

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
236	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	$ 3,283
1,896	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	24,778
400	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	2,956
320	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	8,657
320	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,347
1,359	Jiangsu Zhongnan Construction Group Co. Ltd., Class A (Real Estate)	2,043
1,119	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	1,838
719	Jiangxi Copper Co. Ltd., Class A (Materials)	2,404
7,244	Jiangxi Copper Co. Ltd., Class H (Materials)	11,867
959	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	2,720
1,999	Jinke Properties Group Co. Ltd., Class A (Real Estate)	2,424
639	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,708
240	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	2,211
305	JOYY, Inc. ADR (Communication Services)	27,166
200	Juewei Food Co. Ltd., Class A (Consumer Staples)	2,154
4,878	KE Holdings, Inc. ADR (Real Estate)*	318,680
16,257	Kingdee International Software Group Co. Ltd. (Information Technology)*	56,724
1,228	Kingsoft Cloud Holdings Ltd. ADR (Information Technology)*	49,402
4,868	Kingsoft Corp. Ltd. (Information Technology)	24,426
600	Kuang-Chi Technologies Co. Ltd., Class A (Consumer Discretionary)*	1,885
23,386	Kunlun Energy Co. Ltd. (Utilities)	17,617
387	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	100,804
7,531	KWG Group Holdings Ltd. (Real Estate)	10,297
6,071	Legend Holdings Corp., Class H (Information Technology)(a)(b)	8,254
41,115	Lenovo Group Ltd. (Information Technology)	29,328

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,479	Lens Technology Co. Ltd., Class A (Information Technology)	$ 7,377
639	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	2,808
13,110	Li Ning Co. Ltd. (Consumer Discretionary)	71,025
2,479	Lingyi iTech Guangdong Co., Class A (Information Technology)	5,354
160	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	1,026
995	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	3,915
7,895	Logan Group Co. Ltd. (Real Estate)	13,219
639	Lomon Billions Group Co. Ltd., Class A (Materials)	3,078
9,358	Longfor Group Holdings Ltd. (Real Estate)(a)	61,320
1,347	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	14,064
2,597	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	20,401
559	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	15,575
559	Mango Excellent Media Co. Ltd., Class A (Communication Services)	5,825
1,439	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	2,760
14,660	Meituan, Class B (Consumer Discretionary)*	548,391
6,796	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,892
4,879	Microport Scientific Corp. (Health Care)(b)	21,052
1,027	Momo, Inc. ADR (Communication Services)	14,768
1,359	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	15,903
800	NanJi E-Commerce Co. Ltd., Class A (Communication Services)	2,017
208	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,176
1,199	Nanjing Securities Co. Ltd., Class A (Financials)	2,376
1,519	NARI Technology Co. Ltd., Class A (Industrials)	5,446
160	NAURA Technology Group Co. Ltd., Class A (Information Technology)	4,182

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
719	NavInfo Co. Ltd., Class A (Consumer Discretionary)	$ 1,687
2,440	NetEase, Inc. ADR (Communication Services)	220,503
639	New China Life Insurance Co. Ltd., Class A (Financials)	5,946
5,721	New China Life Insurance Co. Ltd., Class H (Financials)	24,020
1,599	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	6,311
947	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	156,113
400	Ninestar Corp., Class A (Information Technology)	1,804
300	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	1,487
2,638	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	1,588
800	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	1,531
6,396	NIO, Inc. ADR (Consumer Discretionary)*	323,190
9,701	Nongfu Spring Co. Ltd., Class H (Consumer Staples)*	53,182
1,119	Oceanwide Holdings Co. Ltd., Class A (Financials)	672
719	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)	3,943
1,039	OFILM Group Co. Ltd., Class A (Information Technology)	2,424
2,316	OneConnect Financial Technology Co. Ltd. ADR (Information Technology)*	46,830
112	Oppein Home Group, Inc., Class A (Consumer Discretionary)	2,172
2,238	Orient Securities Co. Ltd., Class A (Financials)	3,949
5,213	Orient Securities Co. Ltd., Class H (Financials)(a)	3,645
1,279	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	1,849
1,619	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,705
48,829	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	15,431

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
720	Perfect World Co. Ltd., Class A (Communication Services)	$ 2,949
6,236	PetroChina Co. Ltd., Class A (Energy)	4,085
123,877	PetroChina Co. Ltd., Class H (Energy)	39,468
80	Pharmaron Beijing Co. Ltd., Class A (Health Care)	1,138
780	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	9,468
41,075	PICC Property & Casualty Co. Ltd., Class H (Financials)	33,909
510	Pinduoduo, Inc. ADR (Consumer Discretionary)*	70,793
6,932	Ping An Bank Co. Ltd., Class A (Financials)	20,796
2,276	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(a)	27,846
3,870	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	52,951
34,686	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	407,149
4,557	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	11,926
874	Poly Property Services Co. Ltd. (Real Estate)	6,364
4,557	Postal Savings Bank of China Co. Ltd., Class A (Financials)	3,622
76,938	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	43,468
5,197	Power Construction Corp. of China Ltd., Class A (Industrials)	3,333
352	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	495
1,599	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	1,776
1,619	Rongsheng Petro Chemical Co. Ltd., Class A (Materials)	6,328
2,238	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	9,017
1,519	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	6,198
80	Sangfor Technologies, Inc., Class A (Information Technology)	2,452
3,198	Sany Heavy Industry Co. Ltd., Class A (Industrials)	14,926

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,119	SDIC Capital Co. Ltd., Class A (Financials)	$ 2,510
2,558	SDIC Power Holdings Co. Ltd., Class A (Utilities)	3,682
12,508	Seazen Group Ltd. (Real Estate)*	11,052
799	Seazen Holdings Co. Ltd., Class A (Real Estate)	4,301
28,743	Semiconductor Manufacturing International Corp. (Information Technology)*	80,269
1,039	SF Holding Co. Ltd., Class A (Industrials)	12,632
2,558	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	4,059
1,342	Shandong Gold Mining Co. Ltd., Class A (Materials)	4,862
3,213	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	7,261
14,029	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	29,026
979	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	9,000
3,038	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	2,447
16,998	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	4,889
719	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	5,682
2,989	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	12,569
320	Shanghai International Airport Co. Ltd., Class A (Industrials)	3,819
3,118	Shanghai International Port Group Co. Ltd., Class A (Industrials)	2,194
374	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	2,036
320	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	1,051
473	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	837
320	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,539
719	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	2,197

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,305	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	$ 8,978
11,193	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	17,113
100	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	1,531
2,079	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	2,667
1,439	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	1,977
1,359	Shanxi Meijin Energy Co. Ltd., Class A (Energy)*	1,473
2,159	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,230
240	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	8,779
799	Shengyi Technology Co. Ltd., Class A (Information Technology)	3,389
112	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,817
7,675	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	6,299
4,257	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(a)	1,290
80	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	2,029
240	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	682
1,035	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H (Health Care)*(a)	1,658
639	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	7,478
6,752	Shenzhen International Holdings Ltd. (Industrials)	11,096
240	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	4,970
320	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	16,406
3,118	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	3,450
320	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	2,280

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,493	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	$ 76,038
1,199	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,901
480	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,503
1,119	Sinolink Securities Co. Ltd., Class A (Financials)	3,059
1,999	Sinopec Oilfield Service Corp., Class A (Energy)*	589
1,679	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	903
20,915	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	4,640
7,987	Sinopharm Group Co. Ltd., Class H (Health Care)	19,740
1,999	Sinotrans Ltd., Class A (Industrials)	1,440
12,976	Sinotrans Ltd., Class H (Industrials)	4,603
4,217	Sinotruk Hong Kong Ltd. (Industrials)	10,466
3,909	Smoore International Holdings Ltd. (Consumer Staples)*(a)	25,211
863	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,529
1,439	SooChow Securities Co. Ltd., Class A (Financials)	2,213
320	Spring Airlines Co. Ltd., Class A (Industrials)	2,471
500	STO Express Co. Ltd., Class A (Industrials)	965
15,032	Sunac China Holdings Ltd. (Real Estate)	57,588
516	Sunac Services Holdings Ltd. (Real Estate)*(a)	795
3,198	Suning.com Co. Ltd., Class A (Consumer Discretionary)	4,447
3,989	Sunny Optical Technology Group Co. Ltd. (Information Technology)	78,416
500	Sunwoda Electronic Co. Ltd., Class A (Industrials)	2,132
559	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	2,324
959	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A (Industrials)	1,548
2,331	TAL Education Group ADR (Consumer Discretionary)*	163,310
1,359	TBEA Co. Ltd., Class A (Industrials)	1,762

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,117	TCL Technology Group Corp., Class A (Consumer Discretionary)	$ 5,451
30,961	Tencent Holdings Ltd. (Communication Services)	2,248,442
3,607	Tencent Music Entertainment Group ADR (Communication Services)*	60,453
2,478	Tianfeng Securities Co. Ltd., Class A (Financials)	2,282
1,039	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	3,523
719	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	1,675
559	Tianqi Lithium Corp., Class A (Materials)*	2,364
10,927	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	18,436
160	Toly Bread Co. Ltd., Class A (Consumer Staples)	1,459
3,656	Tongcheng-Elong Holdings Ltd. (Consumer Discretionary)*	6,819
719	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,476
639	Tongkun Group Co. Ltd., Class A (Materials)	1,914
1,599	Tongwei Co. Ltd., Class A (Consumer Staples)	7,485
80	Topchoice Medical Corp., Class A (Health Care)*	2,549
8,471	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	12,610
5,936	TravelSky Technology Ltd., Class H (Information Technology)	13,461
3,374	Trip.com Group Ltd. ADR (Consumer Discretionary)*	113,333
240	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	3,319
2,474	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	24,030
200	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	3,053
8,051	Uni-President China Holdings Ltd. (Consumer Staples)	7,259
1,006	Unisplendour Corp. Ltd., Class A (Information Technology)	3,419

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
400	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	$ 1,331
178	Venustech Group, Inc., Class A (Information Technology)	798
3,252	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	83,056
559	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,645
719	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,090
1,199	Wanhua Chemical Group Co. Ltd., Class A (Materials)	14,796
27,852	Want Want China Holdings Ltd. (Consumer Staples)	19,005
382	Weibo Corp. ADR (Communication Services)*	16,139
2,238	Weichai Power Co. Ltd., Class A (Industrials)	5,677
11,568	Weichai Power Co. Ltd., Class H (Industrials)	23,606
2,398	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	7,034
1,279	Western Securities Co. Ltd., Class A (Financials)	1,866
240	Will Semiconductor Co. Ltd., Class A (Information Technology)	7,858
400	Wingtech Technology Co. Ltd., Class A (Information Technology)	6,407
726	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,738
408	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	2,354
799	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	3,173
1,387	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	53,541
639	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,931
771	WuXi AppTec Co. Ltd., Class A (Health Care)	12,108
1,596	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	23,881

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,529	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	$ 173,877
320	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Information Technology)	3,065
2,958	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,446
46,244	Xiaomi Corp., Class B (Information Technology)*(a)	158,074
3,278	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	1,629
1,279	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	2,432
4,925	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	7,890
23,104	Xinyi Solar Holdings Ltd. (Information Technology)	42,140
2,523	XPeng, Inc. ADR (Consumer Discretionary)*(b)	148,251
1,519	Yango Group Co. Ltd., Class A (Real Estate)	1,658
799	Yanzhou Coal Mining Co. Ltd., Class A (Energy)	1,379
9,434	Yanzhou Coal Mining Co. Ltd., Class H (Energy)	7,776
240	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,513
112	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,720
2,552	Yihai International Holding Ltd. (Consumer Staples)*	29,906
3,598	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	4,276
1,143	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	7,591
719	YTO Express Group Co. Ltd., Class A (Industrials)	1,411
727	Yunda Holding Co. Ltd., Class A (Industrials)	1,900
400	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	5,792
240	Yunnan Energy New Material Co. Ltd., Class A (Materials)	3,521
512	Zai Lab Ltd. ADR (Health Care)*	56,719

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
160	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	$ 5,083
2,130	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	2,538
799	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	3,987
1,119	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	3,553
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	1,573
9,130	Zhejiang Expressway Co. Ltd., Class H (Industrials)	6,501
527	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,462
400	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)*	3,181
1,199	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	2,715
799	Zhejiang NHU Co. Ltd., Class A (Health Care)	3,861
1,351	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	4,809
559	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	757
80	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	850
799	Zhengzhou Yutong Bus Co. Ltd., Class A (Industrials)	2,110
1,259	Zheshang Securities Co. Ltd., Class A (Financials)	3,155
2,547	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)(b)	12,304
240	Zhongji Innolight Co. Ltd., Class A (Information Technology)	1,785
1,700	Zhongjin Gold Corp. Ltd., Class A (Materials)	2,462
3,014	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	22,627
2,638	Zhongtian Financial Group Co. Ltd., Class A (Real Estate)*	1,283
3,486	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	10,972

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,435	Zijin Mining Group Co. Ltd., Class A (Materials)	$ 10,497
34,036	Zijin Mining Group Co. Ltd., Class H (Materials)	33,937
2,478	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	3,224
8,807	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	9,190
1,439	ZTE Corp., Class A (Information Technology)	7,595
4,809	ZTE Corp., Class H (Information Technology)	12,406
3,332	ZTO Express Cayman, Inc. ADR (Industrials)	94,096

		16,565,207

Colombia – 0.1%
1,350	Bancolombia SA (Financials)	10,420
22,754	Ecopetrol SA (Energy)	13,203
2,618	Interconexion Electrica SA ESP (Utilities)	16,571

		40,194

Czech Republic – 0.1%
952	CEZ AS (Utilities)	20,196
441	Komercni banka AS (Financials)*	11,812

		32,008

Egypt – 0.1%
4,636	Abou Kir Fertilizers & Chemical Industries (Materials)	6,007
8,688	Commercial International Bank Egypt SAE (Financials)	34,453
6,220	Eastern Co. SAE (Consumer Staples)	4,274
4,417	Egyptian Financial Group-Hermes Holding Co. (Financials)*	3,893
4,497	ElSewedy Electric Co. (Industrials)	2,611
3,181	Fawry for Banking & Payment Technology Services SAE (Information Technology)*	6,159
6,412	Talaat Moustafa Group (Real Estate)	2,893
2,171	Telecom Egypt Co. (Communication Services)	1,752

		62,042

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – 0.2%
15,774	Eurobank Ergasias Services and Holdings SA (Financials)*	$ 9,240
1,495	Hellenic Telecommunications Organization SA (Communication Services)	24,983
663	JUMBO SA (Consumer Discretionary)	11,888
502	LAMDA Development SA (Real Estate)*	3,663
412	Motor Oil Hellas Corinth Refineries SA (Energy)	5,278
667	Mytilineos SA (Industrials)	8,697
3,474	National Bank of Greece SA (Financials)*	6,304
1,169	OPAP SA (Consumer Discretionary)	13,215
675	Public Power Corp. SA (Utilities)*	5,579
306	Terna Energy SA (Utilities)	4,751

		93,598

Hungary – 0.2%
3,006	MOL Hungarian Oil & Gas PLC (Energy)*	20,167
1,310	OTP Bank Nyrt (Financials)*	52,062

		72,229

India – 8.2%
272	ABB India Ltd. (Industrials)	3,944
288	ACC Ltd. (Materials)	6,631
786	Adani Enterprises Ltd. (Industrials)	4,228
1,988	Adani Green Energy Ltd. (Utilities)*	30,506
3,975	Adani Ports & Special Economic Zone Ltd. (Industrials)	22,090
160	Alkem Laboratories Ltd. (Health Care)	6,139
3,758	Ambuja Cements Ltd. (Materials)	13,247
1,713	Asian Paints Ltd. (Materials)	51,242
1,627	Aurobindo Pharma Ltd. (Health Care)	19,082
926	Avenue Supermarts Ltd. (Consumer Staples)*(a)	28,624
13,482	Axis Bank Ltd. (Financials)*	109,522
413	Bajaj Auto Ltd. (Consumer Discretionary)	17,698
1,076	Bajaj Finance Ltd. (Financials)	71,322
227	Bajaj Finserv Ltd. (Financials)	26,848
94	Bajaj Holdings & Investment Ltd. (Financials)	3,889
2,458	Bandhan Bank Ltd. (Financials)*(a)	12,181
5,884	Bank of Baroda (Financials)*	4,080
1,483	Berger Paints India Ltd. (Materials)	12,971
3,726	Bharat Electronics Ltd. (Industrials)	5,590

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,036	Bharat Petroleum Corp. Ltd. (Energy)	$ 20,328
15,276	Bharti Airtel Ltd. (Communication Services)	95,557
2,123	Bharti Infratel Ltd. (Communication Services)	6,267
1,835	Biocon Ltd. (Health Care)*	10,639
44	Bosch Ltd. (Consumer Discretionary)	7,615
252	Britannia Industries Ltd. (Consumer Staples)	12,379
1,370	Cadila Healthcare Ltd. (Health Care)	8,327
1,920	Cipla Ltd. (Health Care)	19,331
9,418	Coal India Ltd. (Energy)	15,967
412	Colgate-Palmolive India Ltd. (Consumer Staples)	8,421
1,319	Container Corp. Of India Ltd. (Industrials)	7,232
3,157	Dabur India Ltd. (Consumer Staples)	21,306
474	Divi’s Laboratories Ltd. (Health Care)	23,075
3,786	DLF Ltd. (Real Estate)	9,570
485	Dr. Reddy’s Laboratories Ltd. (Health Care)	31,625
733	Eicher Motors Ltd. (Consumer Discretionary)	25,088
4,800	Embassy Office Parks REIT (Real Estate)	22,631
6,892	GAIL India Ltd. (Utilities)	9,553
2,194	Godrej Consumer Products Ltd. (Consumer Staples)	20,731
1,919	Grasim Industries Ltd. (Materials)	22,693
1,004	Havells India Ltd. (Industrials)	10,865
6,101	HCL Technologies Ltd. (Information Technology)	67,727
308	HDFC Asset Management Co. Ltd. (Financials)(a)	10,559
2,885	HDFC Life Insurance Co. Ltd. (Financials)*(a)	25,197
312	Hero MotoCorp Ltd. (Consumer Discretionary)	13,098
5,720	Hindalco Industries Ltd. (Materials)	17,483
3,881	Hindustan Petroleum Corp. Ltd. (Energy)	10,971
4,810	Hindustan Unilever Ltd. (Consumer Staples)	138,877
9,055	Housing Development Finance Corp. Ltd. (Financials)	275,876
10,098	ICICI Bank Ltd. (Financials)*	64,544
1,083	ICICI Lombard General Insurance Co. Ltd. (Financials)*(a)	21,225
2,194	ICICI Prudential Life Insurance Co. Ltd. (Financials)*(a)	13,086
12,081	Indian Oil Corp. Ltd. (Energy)	13,801

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,335	Indraprastha Gas Ltd. (Utilities)	$ 8,949
383	Info Edge India Ltd. (Communication Services)	22,271
19,107	Infosys Ltd. (Information Technology)	283,807
571	InterGlobe Aviation Ltd. (Industrials)*(a)	11,675
17,583	ITC Ltd. (Consumer Staples)	45,978
5,350	JSW Steel Ltd. (Materials)	25,299
823	Kansai Nerolac Paints Ltd. (Materials)	6,023
247	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	10,674
2,006	Larsen & Toubro Ltd. (Industrials)	30,403
1,250	Lupin Ltd. (Health Care)	15,053
3,627	Mahindra & Mahindra Ltd. (Consumer Discretionary)	35,361
2,878	Marico Ltd. (Consumer Staples)	14,290
719	Maruti Suzuki India Ltd. (Consumer Discretionary)	68,309
4,825	Motherson Sumi Systems Ltd. (Consumer Discretionary)	9,646
6	MRF Ltd. (Consumer Discretionary)	6,298
611	Muthoot Finance Ltd. (Financials)	9,505
138	Nestle India Ltd. (Consumer Staples)	33,335
7,880	NHPC Ltd. (Utilities)	2,282
3,406	NMDC Ltd. (Materials)	4,434
14,138	NTPC Ltd. (Utilities)	18,079
14,561	Oil & Natural Gas Corp. Ltd. (Energy)	15,435
116	Oracle Financial Services Software Ltd. (Information Technology)	4,762
32	Page Industries Ltd. (Consumer Discretionary)	9,832
3,822	Petronet LNG Ltd. (Energy)	12,967
361	PI Industries Ltd. (Materials)	10,765
726	Pidilite Industries Ltd. (Materials)	15,122
594	Piramal Enterprises Ltd. (Financials)	11,134
4,033	Power Finance Corp. Ltd. (Financials)	5,892
9,344	Power Grid Corp. of India Ltd. (Utilities)	24,276
5,689	Punjab National Bank (Financials)*	2,570
4,401	REC Ltd. (Financials)	7,218
18,493	Reliance Industries Ltd. (Energy)	481,901
1,701	SBI Cards & Payment Services Ltd. (Financials)	18,359
1,429	SBI Life Insurance Co. Ltd. (Financials)*(a)	16,326
52	Shree Cement Ltd. (Materials)	17,067

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
460	Siemens Ltd. (Industrials)	$ 9,401
10,627	State Bank of India (Financials)*	35,050
5,738	Sun Pharmaceutical Industries Ltd. (Health Care)	39,643
5,281	Tata Consultancy Services Ltd. (Information Technology)	191,088
2,043	Tata Consumer Products Ltd. (Consumer Staples)	14,842
6,884	Tata Motors Ltd. (Consumer Discretionary)*	16,765
2,426	Tata Motors Ltd., Class A (Consumer Discretionary)*	2,560
1,723	Tata Steel Ltd. (Materials)	13,433
2,762	Tech Mahindra Ltd. (Information Technology)	32,703
1,850	Titan Co. Ltd. (Consumer Discretionary)	34,004
260	Torrent Pharmaceuticals Ltd. (Health Care)	9,181
642	UltraTech Cement Ltd. (Materials)	41,629
416	United Breweries Ltd. (Consumer Staples)	5,836
1,903	United Spirits Ltd. (Consumer Staples)*	14,092
3,280	UPL Ltd. (Materials)	18,500
8,707	Vedanta Ltd. (Materials)	14,197
7,204	Wipro Ltd. (Information Technology)	34,096
71,821	Yes Bank Ltd. (Financials)*	14,256

		3,388,051

Indonesia – 1.3%
92,149	Adaro Energy Tbk PT (Energy)	9,071
120,046	Astra International Tbk PT (Consumer Discretionary)	45,060
65,871	Bank Central Asia Tbk PT (Financials)	144,734
104,752	Bank Mandiri Persero Tbk PT (Financials)	46,923
47,452	Bank Negara Indonesia Persero Tbk PT (Financials)	20,164
199,271	Bank Rakyat Indonesia Persero Tbk PT (Financials)	57,721
151,677	Barito Pacific Tbk PT (Materials)*	11,279
9,346	Chandra Asri Petrochemical Tbk PT (Materials)*	6,156
43,411	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	18,677
2,914	Gudang Garam Tbk PT (Consumer Staples)*	8,719

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
16,286	Indah Kiat Pulp & Paper Corp. Tbk PT (Materials)	$ 10,006
11,489	Indocement Tunggal Prakarsa Tbk PT (Materials)	11,635
14,455	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	10,135
27,911	Indofood Sukses Makmur Tbk PT (Consumer Staples)	14,035
127,624	Kalbe Farma Tbk PT (Health Care)	13,603
144,282	Sarana Menara Nusantara Tbk PT (Communication Services)	11,189
18,505	Semen Indonesia Persero Tbk PT (Materials)	15,333
282,537	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	64,631
34,087	Unilever Indonesia Tbk PT (Consumer Staples)	18,649
9,594	United Tractors Tbk PT (Energy)	15,628

		553,348

Kuwait – 0.5%
5,594	Agility Public Warehousing Co. KSC (Industrials)	11,761
5,856	Boubyan Bank KSCP (Financials)	11,258
23,015	Kuwait Finance House KSCP (Financials)	51,170
20,120	Mobile Telecommunications Co. KSC (Communication Services)	38,220
37,833	National Bank of Kuwait SAKP (Financials)	103,906

		216,315

Luxembourg – 0.0%
963	Reinet Investments SCA (Financials)	17,163

Mexico – 1.9%
29,227	Alfa SAB de CV, Class A (Industrials)	23,070
177,157	America Movil SAB de CV, Series L (Communication Services)	132,891
2,626	Arca Continental SAB de CV (Consumer Staples)	12,848
3,490	Becle SAB de CV (Consumer Staples)	8,205
89,837	Cemex SAB de CV, Series CPO (Materials)	41,004
3,346	Coca-Cola Femsa SAB de CV (Consumer Staples)	15,116

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
1,259	El Puerto de Liverpool SAB de CV (Consumer Discretionary)*	$ 4,217
17,875	Fibra Uno Administracion SA de CV REIT (Real Estate)	17,825
12,867	Fomento Economico Mexicano SAB de CV (Consumer Staples)	93,168
3,682	GMexico Transportes SAB de CV (Industrials)(a)	4,781
1,271	Gruma SAB de CV, Class B (Consumer Staples)	14,022
2,290	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	23,508
835	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)*	12,457
8,923	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	18,929
3,118	Grupo Carso SAB de CV, Series A1 (Industrials)	7,100
376	Grupo Elektra SAB DE CV (Financials)	24,135
17,167	Grupo Financiero Banorte SAB de CV, Class O (Financials)*	86,182
14,031	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	13,734
18,442	Grupo Mexico SAB de CV, Series B (Materials)	67,102
17,160	Grupo Televisa SAB, Series CPO (Communication Services)*	27,600
787	Industrias Penoles SAB de CV (Materials)	11,580
3,282	Infraestructura Energetica Nova SAB de CV (Utilities)*	11,683
10,218	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	16,252
6,632	Orbia Advance Corp. SAB de CV (Materials)	13,612
7,466	Telesites SAB de CV (Communication Services)*	7,797
30,657	Wal-Mart de Mexico SAB de CV (Consumer Staples)	80,991

		789,809

Pakistan – 0.1%
1,352	DG Khan Cement Co. Ltd. (Materials)*	891
1,995	Engro Corp. Ltd. (Materials)	3,812
6,384	Hub Power Co. Ltd. (The) (Utilities)*	3,152

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pakistan – (continued)
1,291	Lucky Cement Ltd. (Materials)*	$ 5,309
4,101	Oil & Gas Development Co. Ltd. (Energy)	2,557
4,357	Pakistan Petroleum Ltd. (Energy)	2,498
1,767	Pakistan State Oil Co. Ltd. (Energy)*	2,220
538	Searle Co. Ltd. (The) (Health Care)	793
3,062	United Bank Ltd. (Financials)	2,315

		23,547

Peru – 0.2%
1,242	Cia de Minas Buenaventura SAA ADR (Materials)*	13,786
390	Credicorp Ltd. (Financials)	60,025
223	InRetail Peru Corp. (Consumer Staples)(a)	7,917

		81,728

Philippines – 0.7%
14,400	Aboitiz Equity Ventures, Inc. (Industrials)	12,639
1,494	Ayala Corp. (Industrials)	25,589
35,044	Ayala Land, Inc. (Real Estate)	27,697
10,748	Bank of the Philippine Islands (Financials)	18,554
10,440	BDO Unibank, Inc. (Financials)	22,430
180	Globe Telecom, Inc. (Communication Services)	7,293
5,110	International Container Terminal Services, Inc. (Industrials)	12,414
17,499	JG Summit Holdings, Inc. (Industrials)	23,894
2,800	Jollibee Foods Corp. (Consumer Discretionary)	11,007
1,520	Manila Electric Co. (Utilities)	8,902
11,600	Metropolitan Bank & Trust Co. (Financials)	11,569
540	PLDT, Inc. (Communication Services)	14,758
1,434	SM Investments Corp. (Industrials)	28,930
62,132	SM Prime Holdings, Inc. (Real Estate)	46,521
5,590	Universal Robina Corp. (Consumer Staples)	16,510

		288,707

Qatar – 0.8%
12,628	Commercial Bank PSQC (The) (Financials)	15,084
17,649	Industries Qatar QSC (Industrials)	53,309
21,879	Masraf Al Rayan QSC (Financials)	25,654
27,635	Mesaieed Petrochemical Holding Co. (Materials)	15,867
8,352	Ooredoo QPSC (Communication Services)	15,503

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
3,209	Qatar Electricity & Water Co. QSC (Utilities)	$ 15,852
3,102	Qatar Fuel QSC (Energy)	15,758
16,162	Qatar Gas Transport Co. Ltd. (Energy)	14,375
6,893	Qatar Islamic Bank (Financials)	31,534
26,431	Qatar National Bank QPSC (Financials)	128,608

		331,544

Russia – 3.0%
18,402	Alrosa PJSC (Materials)	21,158
2,210	Gazprom Neft PJSC (Energy)	9,124
69,973	Gazprom PJSC (Energy)	166,876
2,567	LUKOIL PJSC (Energy)	168,829
404	MMC Norilsk Nickel PJSC (Materials)	113,317
6,604	Mobile TeleSystems PJSC (Communication Services)	27,713
4,471	Novatek PJSC (Energy)	70,255
6,634	Novolipetskiy Metallurgicheskiy Kombinat PAO (Materials)	16,684
1,968	Polymetal International PLC (Materials)	41,045
181	Polyus PJSC (Materials)	34,363
7,156	Rosneft Oil Co. PJSC (Energy)	41,868
64,252	Sberbank of Russia PJSC (Financials)	209,693
1,403	Severstal PAO (Materials)	20,535
211,853	Surgutneftegas PJSC (Energy)	97,680
8,923	Tatneft PJSC (Energy)	57,157
1,811	Yandex NV, Class A (Communication Services)*	127,133

		1,223,430

Saudi Arabia – 2.9%
675	Advanced Petrochemical Co. (Materials)	11,068
7,293	Al Rajhi Bank (Financials)	145,448
5,834	Alinma Bank (Financials)*	25,106
1,516	Almarai Co. JSC (Consumer Staples)	22,595
3,320	Arab National Bank (Financials)	18,058
1,043	Arabian Centres Co. Ltd. (Real Estate)	6,886
2,258	Bank AlBilad (Financials)	15,894
3,516	Banque Saudi Fransi (Financials)	31,076
341	Bupa Arabia for Cooperative Insurance Co. (Financials)*	11,419
3,370	Dar Al Arkan Real Estate Development Co. (Real Estate)*	7,898

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
546	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	$ 16,887
2,246	Etihad Etisalat Co. (Communication Services)*	17,785
350	Jarir Marketing Co. (Consumer Discretionary)	16,424
283	Mouwasat Medical Services Co. (Health Care)	9,734
8,067	National Commercial Bank (Financials)	90,874
2,091	National Industrialization Co. (Materials)*	7,281
761	National Petrochemical Co. (Materials)	6,777
1,304	Rabigh Refining & Petrochemical Co. (Energy)*	4,937
8,752	Riyad Bank (Financials)	48,583
5,834	Samba Financial Group (Financials)	48,064
1,195	Saudi Arabian Fertilizer Co. (Materials)	26,127
2,404	Saudi Arabian Mining Co. (Materials)*	27,017
20,616	Saudi Arabian Oil Co. (Energy)(a)	197,882
5,348	Saudi Basic Industries Corp. (Materials)	138,170
5,783	Saudi British Bank (The) (Financials)	41,862
4,658	Saudi Electricity Co. (Utilities)	26,776
1,403	Saudi Industrial Investment Group (Materials)	9,819
4,681	Saudi Kayan Petrochemical Co. (Materials)*	14,952
3,572	Saudi Telecom Co. (Communication Services)	102,667
1,558	Savola Group (The) (Consumer Staples)	19,129
1,385	Yanbu National Petrochemical Co. (Materials)	22,710

		1,189,905

Singapore – 0.0%
1,323	BOC Aviation Ltd. (Industrials)(a)	11,758

South Africa – 3.0%
3,807	Absa Group Ltd. (Financials)	27,108
263	Anglo American Platinum Ltd. (Materials)	19,138
2,103	Aspen Pharmacare Holdings Ltd. (Health Care)*	16,779
1,794	Bid Corp. Ltd. (Consumer Staples)	32,383
1,883	Bidvest Group Ltd. (The) (Industrials)	19,851
345	Capitec Bank Holdings Ltd. (Financials)*	28,880
1,394	Clicks Group Ltd. (Consumer Staples)	21,148

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
2,432	Discovery Ltd. (Financials)	$ 19,360
2,155	Exxaro Resources Ltd. (Energy)	16,611
18,449	FirstRand Ltd. (Financials)	54,204
4,562	Gold Fields Ltd. (Materials)	38,775
2,704	Harmony Gold Mining Co. Ltd. (Materials)*	11,055
4,389	Impala Platinum Holdings Ltd. (Materials)	46,147
308	Kumba Iron Ore Ltd. (Materials)	10,488
9,518	MTN Group Ltd. (Communication Services)	40,738
2,235	MultiChoice Group (Communication Services)	18,788
2,403	Naspers Ltd., Class N (Consumer Discretionary)	485,833
2,732	Nedbank Group Ltd. (Financials)	21,625
1,909	Northam Platinum Ltd. (Materials)*	21,739
28,032	Old Mutual Ltd. (Financials)	21,174
4,622	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	4,121
4,125	Rand Merchant Investment Holdings Ltd. (Financials)	8,129
2,594	Remgro Ltd. (Financials)	15,451
11,630	Sanlam Ltd. (Financials)	41,669
2,500	Sasol Ltd. (Materials)*	19,512
2,736	Shoprite Holdings Ltd. (Consumer Staples)	22,588
13,715	Sibanye Stillwater Ltd. (Materials)	45,639
7,244	Standard Bank Group Ltd. (Financials)	56,702
1,063	Tiger Brands Ltd. (Consumer Staples)	13,531
3,494	Vodacom Group Ltd. (Communication Services)	27,821
5,389	Woolworths Holdings Ltd. (Consumer Discretionary)	12,184

		1,239,171

South Korea – 12.1%
116	Alteogen, Inc. (Health Care)*	16,846
156	Amorepacific Corp. (Consumer Staples)	25,235
175	AMOREPACIFIC Group (Consumer Staples)	8,319
48	BGF retail Co. Ltd. (Consumer Staples)	5,444
1,372	BNK Financial Group, Inc. (Financials)	6,981
174	Bukwang Pharmaceutical Co. Ltd. (Health Care)	3,955
422	Celltrion Healthcare Co. Ltd. (Health Care)*	46,565
100	Celltrion Pharm, Inc. (Health Care)*	17,107

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
476	Celltrion, Inc. (Health Care)*	$ 146,256
344	Cheil Worldwide, Inc. (Communication Services)	6,451
30	Chong Kun Dang Pharmaceutical Corp. (Health Care)	4,717
36	CJ CheilJedang Corp. (Consumer Staples)	11,761
73	CJ Corp. (Industrials)	5,218
60	CJ ENM Co. Ltd. (Consumer Discretionary)	7,222
48	CJ Logistics Corp. (Industrials)*	7,201
285	Coway Co. Ltd. (Consumer Discretionary)*	17,874
32	CS Wind Corp. (Industrials)	3,702
144	Daelim Industrial Co. Ltd. (Industrials)	10,411
1,067	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	3,375
300	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	7,334
223	DB Insurance Co. Ltd. (Financials)	8,867
304	Dongsuh Cos., Inc. (Consumer Staples)	9,341
264	Doosan Bobcat, Inc. (Industrials)	7,169
40	Doosan Co. Ltd. (Industrials)	1,999
203	Doosan Fuel Cell Co. Ltd. (Industrials)*	9,154
1,018	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	15,410
787	Doosan Infracore Co. Ltd. (Industrials)*	5,811
104	Doosan Solus Co. Ltd. (Information Technology)*	4,812
108	Douzone Bizon Co. Ltd. (Information Technology)	10,297
48	Ecopro BM Co. Ltd. (Industrials)	6,567
85	E-MART, Inc. (Consumer Staples)	11,830
260	Fila Holdings Corp. (Consumer Discretionary)	9,704
110	Genexine, Inc. (Health Care)*	12,764
26	Green Cross Corp. (Health Care)	8,400
324	GS Engineering & Construction Corp. (Industrials)	9,282
428	GS Holdings Corp. (Energy)	13,557
144	GS Retail Co. Ltd. (Consumer Staples)	4,392
1,541	Hana Financial Group, Inc. (Financials)	47,140
64	Hanjin Kal Corp. (Industrials)	4,338
416	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	12,293
31	Hanmi Pharm Co. Ltd. (Health Care)	10,043

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
136	Hanmi Science Co. Ltd. (Health Care)	$ 8,640
815	Hanon Systems (Consumer Discretionary)	11,085
64	Hanssem Co. Ltd. (Consumer Discretionary)	5,633
160	Hanwha Aerospace Co. Ltd. (Industrials)*	3,817
232	Hanwha Corp. (Industrials)	5,409
2,234	Hanwha Life Insurance Co. Ltd. (Financials)	4,169
474	Hanwha Solutions Corp. (Materials)	20,454
204	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	3,696
152	Helixmith Co. Ltd. (Health Care)*	3,736
164	Hite Jinro Co. Ltd. (Consumer Staples)	4,735
277	HLB, Inc. (Consumer Discretionary)*	22,805
1,465	HMM Co. Ltd. (Industrials)*	17,674
188	Hotel Shilla Co. Ltd. (Consumer Discretionary)	13,592
39	Hugel, Inc. (Health Care)*	6,964
80	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	5,126
126	Hyundai Elevator Co. Ltd. (Industrials)	4,549
380	Hyundai Engineering & Construction Co. Ltd. (Industrials)	11,539
82	Hyundai Glovis Co. Ltd. (Industrials)	13,191
48	Hyundai Heavy Industries Holdings Co. Ltd. (Industrials)	12,124
328	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	6,610
116	Hyundai Mipo Dockyard Co. Ltd. (Industrials)	4,979
316	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	69,680
667	Hyundai Motor Co. (Consumer Discretionary)	109,404
452	Hyundai Steel Co. (Materials)	12,990
106	Iljin Materials Co. Ltd. (Information Technology)	4,483
1,564	Industrial Bank of Korea (Financials)	13,145
270	Kakao Corp. (Communication Services)	89,793
615	Kangwon Land, Inc. (Consumer Discretionary)	12,477
1,886	KB Financial Group, Inc. (Financials)	77,294
24	KCC Corp. (Materials)	3,644

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
112	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	$ 2,940
1,279	Kia Motors Corp. (Consumer Discretionary)	66,808
51	KIWOOM Securities Co. Ltd. (Financials)	5,715
148	KMW Co. Ltd. (Information Technology)*	9,831
59	Kolmar BNH Co. Ltd. (Consumer Staples)	2,671
256	Komipharm International Co. Ltd. (Health Care)*	3,054
420	Korea Aerospace Industries Ltd. (Industrials)	8,825
1,529	Korea Electric Power Corp. (Utilities)*	29,639
176	Korea Gas Corp. (Utilities)	4,509
199	Korea Investment Holdings Co. Ltd. (Financials)	13,326
216	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	20,106
53	Korea Zinc Co. Ltd. (Materials)	18,153
518	Korean Air Lines Co. Ltd. (Industrials)*	11,937
408	KT Corp. (Communication Services)	8,941
573	KT&G Corp. (Consumer Staples)	42,721
92	Kumho Petrochemical Co. Ltd. (Materials)	11,557
53	LEENO Industrial, Inc. (Information Technology)	5,853
224	LG Chem Ltd. (Materials)	161,945
594	LG Corp. (Industrials)	37,898
1,154	LG Display Co. Ltd. (Information Technology)*	15,904
526	LG Electronics, Inc. (Consumer Discretionary)	40,643
48	LG Household & Health Care Ltd. (Consumer Staples)	65,674
76	LG Innotek Co. Ltd. (Information Technology)	10,646
1,359	LG Uplus Corp. (Communication Services)	14,676
80	Lotte Chemical Corp. (Materials)	20,388
198	Lotte Corp. (Industrials)	6,334
60	Lotte Shopping Co. Ltd. (Consumer Discretionary)	5,504
104	LS Corp. (Industrials)	5,940
164	Mando Corp. (Consumer Discretionary)	7,188
80	MedPacto, Inc. (Health Care)*	7,757
28	Medytox, Inc. (Health Care)	5,666

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
252	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	$ 3,291
1,575	Meritz Securities Co. Ltd. (Financials)	5,252
1,693	Mirae Asset Daewoo Co. Ltd. (Financials)	14,504
704	NAVER Corp. (Communication Services)	176,549
81	NCSoft Corp. (Communication Services)	59,292
92	Netmarble Corp. (Communication Services)*(a)	10,393
703	NH Investment & Securities Co. Ltd. (Financials)	6,830
16	NongShim Co. Ltd. (Consumer Staples)	4,150
108	OCI Co. Ltd. (Materials)*	6,764
120	Orion Corp. (Consumer Staples)	12,851
1,230	Pan Ocean Co. Ltd. (Industrials)*	4,724
34	Pearl Abyss Corp. (Communication Services)*	6,363
408	POSCO (Materials)	86,279
140	POSCO Chemical Co. Ltd. (Materials)	11,576
248	Posco International Corp. (Industrials)	2,981
108	S-1 Corp. (Industrials)	7,691
98	Samsung Biologics Co. Ltd. (Health Care)*(a)	69,611
444	Samsung C&T Corp. (Industrials)	48,350
148	Samsung Card Co. Ltd. (Financials)	4,427
271	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	38,205
28,125	Samsung Electronics Co. Ltd. (Information Technology)	1,695,303
839	Samsung Engineering Co. Ltd. (Industrials)*	10,350
208	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	35,339
2,630	Samsung Heavy Industries Co. Ltd. (Industrials)*	16,233
507	Samsung Life Insurance Co. Ltd. (Financials)	32,668
268	Samsung SDI Co. Ltd. (Information Technology)	129,089
167	Samsung SDS Co. Ltd. (Information Technology)	26,109
320	Samsung Securities Co. Ltd. (Financials)	11,408
116	Seegene, Inc. (Health Care)	19,698
195	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	23,261

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
2,403	Shinhan Financial Group Co. Ltd. (Financials)	$ 69,926
36	Shinsegae, Inc. (Consumer Discretionary)	7,499
117	SK Biopharmaceuticals Co. Ltd. (Health Care)*	19,825
39	SK Chemicals Co. Ltd. (Materials)	15,014
156	SK Holdings Co. Ltd. (Industrials)	29,817
2,735	SK Hynix, Inc. (Information Technology)	240,985
238	SK Innovation Co. Ltd. (Energy)	37,209
21	SK Materials Co. Ltd. (Materials)	4,929
767	SK Networks Co. Ltd. (Industrials)	3,337
236	SK Telecom Co. Ltd. (Communication Services)	50,653
92	SKC Co. Ltd. (Materials)	7,458
212	S-Oil Corp. (Energy)	13,334
29	Soulbrain Co. Ltd./New (Materials)*	6,665
583	Ssangyong Cement Industrial Co. Ltd. (Materials)	2,924
68	Studio Dragon Corp. (Communication Services)*	4,935
2,491	Woori Financial Group, Inc. (Financials)	22,129
240	Yuhan Corp. (Health Care)	13,968

		4,971,478

Taiwan – 13.2%
2,511	Accton Technology Corp. (Information Technology)	21,055
18,345	Acer, Inc. (Information Technology)	14,900
2,440	Advantech Co. Ltd. (Information Technology)	26,281
17,153	ASE Technology Holding Co. Ltd. (Information Technology)	46,098
12,309	Asia Cement Corp. (Materials)	18,699
151	ASMedia Technology, Inc. (Information Technology)	8,715
3,611	Asustek Computer, Inc. (Information Technology)	31,546
53,097	AU Optronics Corp. (Information Technology)*	22,727
3,684	Catcher Technology Co. Ltd. (Information Technology)	24,299
44,538	Cathay Financial Holding Co. Ltd. (Financials)	63,129

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
8,146	Chailease Holding Co. Ltd. (Financials)	$ 44,585
31,030	Chang Hwa Commercial Bank Ltd. (Financials)	19,378
10,098	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	15,057
3,602	Chicony Electronics Co. Ltd. (Information Technology)	10,792
16,398	China Airlines Ltd. (Industrials)*	5,627
81,632	China Development Financial Holding Corp. (Financials)	25,547
19,941	China Life Insurance Co. Ltd. (Financials)	15,846
67,175	China Steel Corp. (Materials)	53,735
2,266	Chroma ATE, Inc. (Information Technology)	11,925
22,630	Chunghwa Telecom Co. Ltd. (Communication Services)	86,145
24,646	Compal Electronics, Inc. (Information Technology)	16,689
107,916	CTBC Financial Holding Co. Ltd. (Financials)	72,506
10,310	Delta Electronics, Inc. (Information Technology)	81,207
1,078	Eclat Textile Co. Ltd. (Consumer Discretionary)	15,129
65,911	E.Sun Financial Holding Co. Ltd. (Financials)	58,158
14,683	Eva Airways Corp. (Industrials)	6,517
15,323	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	13,279
18,110	Far Eastern New Century Corp. (Industrials)	17,409
9,506	Far EasTone Telecommunications Co. Ltd. (Communication Services)	20,678
2,352	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	15,142
60,511	First Financial Holding Co. Ltd. (Financials)	45,220
9,146	FIT Hon Teng Ltd. (Information Technology)*(a)	2,997
19,905	Formosa Chemicals & Fibre Corp. (Materials)	53,774
6,760	Formosa Petrochemical Corp. (Energy)	21,464
25,483	Formosa Plastics Corp. (Materials)	76,174
400	Formosa Sumco Technology Corp. (Information Technology)	2,049

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,609	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	$ 4,956
5,644	Foxconn Technology Co. Ltd. (Information Technology)	10,416
35,188	Fubon Financial Holding Co. Ltd. (Financials)	54,691
1,439	General Interface Solution Holding Ltd. (Information Technology)	5,730
1,759	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	17,434
1,205	Globalwafers Co. Ltd. (Information Technology)	23,591
5,701	Highwealth Construction Corp. (Real Estate)	8,901
1,506	Hiwin Technologies Corp. (Industrials)	16,142
71,446	Hon Hai Precision Industry Co. Ltd. (Information Technology)	206,298
1,636	Hotai Motor Co. Ltd. (Consumer Discretionary)	36,792
55,381	Hua Nan Financial Holdings Co. Ltd. (Financials)	35,266
48,887	Innolux Corp. (Information Technology)*	17,238
15,583	Inventec Corp. (Information Technology)	12,739
532	Largan Precision Co. Ltd. (Information Technology)	60,195
11,020	Lite-On Technology Corp. (Information Technology)	18,578
10,340	Macronix International (Information Technology)	13,967
8,631	MediaTek, Inc. (Information Technology)	213,182
60,034	Mega Financial Holding Co. Ltd. (Financials)	59,923
1,299	Merida Industry Co. Ltd. (Consumer Discretionary)	11,394
4,125	Micro-Star International Co. Ltd. (Information Technology)	18,091
284	momo.com, Inc. (Consumer Discretionary)	6,178
28,134	Nan Ya Plastics Corp. (Materials)	63,370
1,266	Nan Ya Printed Circuit Board Corp. (Information Technology)*	8,040
6,586	Nanya Technology Corp. (Information Technology)	16,729
789	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	9,315

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
3,159	Novatek Microelectronics Corp. (Information Technology)	$ 33,139
1,527	Oneness Biotech Co. Ltd. (Health Care)*	15,322
407	Parade Technologies Ltd. (Information Technology)	14,779
11,208	Pegatron Corp. (Information Technology)	25,678
939	Phison Electronics Corp. (Information Technology)	10,641
14,067	Pou Chen Corp. (Consumer Discretionary)	15,423
3,901	Powertech Technology, Inc. (Information Technology)	12,592
3,147	President Chain Store Corp. (Consumer Staples)	28,597
15,579	Quanta Computer, Inc. (Information Technology)	42,087
2,545	Realtek Semiconductor Corp. (Information Technology)	33,127
5,193	Ruentex Development Co. Ltd. (Real Estate)	7,661
2,039	Ruentex Industries Ltd. (Consumer Discretionary)	4,979
23,668	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	32,385
63,096	Shin Kong Financial Holding Co. Ltd. (Financials)	19,016
232	Silicon Motion Technology Corp. ADR (Information Technology)	9,206
3,198	Sino-American Silicon Products, Inc. (Information Technology)	16,101
59,824	SinoPac Financial Holdings Co. Ltd. (Financials)	23,298
3,370	Standard Foods Corp. (Consumer Staples)	7,378
8,167	Synnex Technology International Corp. (Information Technology)	12,751
63,035	Taishin Financial Holding Co. Ltd. (Financials)	29,524
33,852	Taiwan Business Bank (Financials)	11,817
31,519	Taiwan Cement Corp. (Materials)	47,440
52,587	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	37,453
4,613	Taiwan Fertilizer Co. Ltd. (Materials)	8,756
12,572	Taiwan High Speed Rail Corp. (Industrials)	13,872

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
9,726	Taiwan Mobile Co. Ltd. (Communication Services)	$ 33,134
144,017	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	2,427,863
12,788	Tatung Co. Ltd. (Consumer Discretionary)*	9,444
9,982	Teco Electric and Machinery Co. Ltd. (Industrials)	10,349
3,006	Tripod Technology Corp. (Information Technology)	12,919
7,385	Unimicron Technology Corp. (Information Technology)	23,293
27,051	Uni-President Enterprises Corp. (Consumer Staples)	61,690
65,143	United Microelectronics Corp. (Information Technology)	92,564
5,210	Vanguard International Semiconductor Corp. (Information Technology)	19,193
366	Voltronic Power Technology Corp. (Industrials)	11,223
15,990	Walsin Lihwa Corp. (Industrials)	10,883
1,827	Walsin Technology Corp. (Information Technology)	12,467
1,935	Win Semiconductors Corp. (Information Technology)	22,743
17,134	Winbond Electronics Corp. (Information Technology)	11,001
15,322	Wistron Corp. (Information Technology)	16,046
435	Wiwynn Corp. (Information Technology)	10,409
9,642	WPG Holdings Ltd. (Information Technology)	14,428
2,133	Yageo Corp. (Information Technology)	33,077
67,341	Yuanta Financial Holding Co. Ltd. (Financials)	45,126
3,283	Yulon Motor Co. Ltd. (Consumer Discretionary)*	4,492
3,510	Zhen Ding Technology Holding Ltd. (Information Technology)	15,209

		5,444,209

Tanzania – 0.1%
2,402	AngloGold Ashanti Ltd. (Materials)	50,653

Shares	Description	Value

Common Stocks – (continued)
Thailand – 2.1%
6,082	Advanced Info Service PCL NVDR (Communication Services)	$ 35,286
24,528	Airports of Thailand PCL NVDR (Industrials)	51,894
47,625	Asset World Corp. PCL NVDR (Consumer Discretionary)	7,526
5,200	B Grimm Power PCL NVDR (Utilities)	8,423
6,040	Bangkok Bank PCL NVDR (Financials)	23,561
31,709	Bangkok Dusit Medical Services PCL NVDR (Health Care)	22,537
51,822	Bangkok Expressway & Metro PCL NVDR (Industrials)	15,675
4,000	Banpu Power PCL NVDR (Utilities)	2,129
8,000	Berli Jucker PCL NVDR (Consumer Staples)	9,917
45,407	BTS Group Holdings PCL NVDR (Industrials)	15,311
2,800	Bumrungrad Hospital PCL NVDR (Health Care)	11,524
2,400	Carabao Group PCL NVDR (Consumer Staples)	9,560
9,589	Central Pattana PCL NVDR (Real Estate)	16,087
19,600	Central Retail Corp. PCL NVDR (Consumer Discretionary)*	21,058
21,642	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	20,569
31,148	CP ALL PCL NVDR (Consumer Staples)	62,296
1,600	Electricity Generating PCL NVDR (Utilities)	11,425
7,603	Energy Absolute PCL NVDR (Utilities)	11,247
232	Fabrinet (Information Technology)*	15,848
4,125	Global Power Synergy PCL NVDR (Utilities)	9,580
27,306	Gulf Energy Development PCL NVDR (Utilities)	31,594
30,800	Home Product Center PCL NVDR (Consumer Discretionary)	14,967
12,400	Indorama Ventures PCL NVDR (Materials)	13,117
11,971	Intouch Holdings PCL NVDR (Communication Services)	21,963
65,233	IRPC PCL NVDR (Energy)	5,866
9,202	Kasikornbank PCL NVDR (Financials)	33,462
28,000	Krung Thai Bank PCL NVDR (Financials)	9,904
3,819	Krungthai Card PCL NVDR (Financials)	6,439
35,600	Land & Houses PCL NVDR (Real Estate)	9,238
17,746	Minor International PCL NVDR (Consumer Discretionary)*	14,549

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
4,400	Muangthai Capital PCL NVDR (Financials)	$ 7,855
9,200	Osotspa PCL NVDR (Consumer Staples)	11,101
7,781	PTT Exploration & Production PCL NVDR (Energy)	24,886
11,569	PTT Global Chemical PCL NVDR (Materials)	21,895
59,433	PTT PCL NVDR (Energy)	78,589
3,200	Ratch Group PCL NVDR (Utilities)	6,003
2,481	Siam Cement PCL (The) NVDR (Materials)	30,674
11,394	Siam Commercial Bank PCL (The) NVDR (Financials)	32,205
8,066	Siam Global House PCL NVDR (Consumer Discretionary)	4,826
2,991	Sri Trang Gloves Thailand PCL NVDR (Health Care)	7,440
4,650	Srisawad Corp. PCL NVDR (Financials)	8,954
48,221	Thai Beverage PCL (Consumer Staples)	26,635
6,400	Thai Oil PCL NVDR (Energy)	10,050
16,800	Thai Union Group PCL NVDR (Consumer Staples)	8,386
2,761	Tisco Financial Group PCL NVDR (Financials)	7,165
327,800	TMB Bank PCL NVDR (Financials)	11,378
3,022	TOA Paint Thailand PCL NVDR (Materials)	3,696
4,000	Total Access Communication PCL NVDR (Communication Services)	4,959
117,100	True Corp. PCL NVDR (Communication Services)	12,620
18,400	VGI PCL NVDR (Communication Services)	4,684

		866,553

Turkey – 0.6%
343	AG Anadolu Grubu Holding AS (Industrials)*	909
19,620	Akbank T.A.S. (Financials)*	15,100
752	Aksa Enerji Uretim AS (Utilities)*	673
1,243	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	3,328
1,579	Arcelik AS (Consumer Discretionary)*	5,503
3,750	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	8,289
2,034	Bera Holding AS (Industrials)*	3,453
2,695	BIM Birlesik Magazalar AS (Consumer Staples)	24,117

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
232	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	$ 555
449	Coca-Cola Icecek AS (Consumer Staples)	3,217
5,588	Dogan Sirketler Grubu Holding AS (Industrials)	1,715
804	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	736
12,261	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,386
1,503	Enerjisa Enerji AS (Utilities)(a)	2,075
10,701	Enka Insaat ve Sanayi AS (Industrials)	9,713
7,927	Eregli Demir ve Celik Fabrikalari TAS (Materials)	11,147
194	Fenerbahce Futbol AS (Communication Services)*	820
456	Ford Otomotiv Sanayi AS (Consumer Discretionary)	6,284
320	Gubre Fabrikalari TAS (Materials)*	2,115
7,876	Haci Omer Sabanci Holding AS (Financials)	9,706
1,085	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	706
237	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	136
4,408	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	2,761
800	Kerevitas Gida Sanayi ve Ticaret AS (Consumer Staples)*	754
6,932	KOC Holding AS (Industrials)	15,632
292	Koza Altin Isletmeleri AS (Materials)*	2,779
1,103	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,787
203	Migros Ticaret AS (Consumer Staples)*	1,095
814	MLP Saglik Hizmetleri AS (Health Care)*(a)	2,200
1,486	Oyak Cimento Fabrikalari AS (Materials)*	1,529
228	Pegasus Hava Tasimaciligi AS (Industrials)*	1,667
7,905	Petkim Petrokimya Holding AS (Materials)*	4,234
803	Sasa Polyester Sanayi AS (Materials)*	1,674
695	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	1,114
1,671	Sok Marketler Ticaret AS (Consumer Staples)*	2,683
1,099	TAV Havalimanlari Holding AS (Industrials)	2,668

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
1,267	Tekfen Holding AS (Industrials)	$ 2,357
779	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	2,838
877	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	406
4,473	Turk Hava Yollari AO (Industrials)*	6,519
2,970	Turk Telekomunikasyon AS (Communication Services)	2,916
79	Turk Traktor ve Ziraat Makineleri AS (Industrials)	1,384
6,860	Turkcell Iletisim Hizmetleri AS (Communication Services)	12,979
13,412	Turkiye Garanti Bankasi AS (Financials)*	15,003
3,889	Turkiye Halk Bankasi AS (Financials)*	2,660
9,666	Turkiye Is Bankasi AS, Class C (Financials)*	8,044
779	Turkiye Petrol Rafinerileri AS (Energy)*	9,058
2,084	Turkiye Sigorta AS (Financials)*	1,479
7,885	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	6,854
6,176	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	3,585
1,067	Ulker Biskuvi Sanayi AS (Consumer Staples)*	3,028
439	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	1,122
16,150	Yapi ve Kredi Bankasi AS (Financials)*	5,905
2,383	Zorlu Enerji Elektrik Uretim AS (Utilities)*	810

		243,207

United Arab Emirates – 0.7%
16,484	Abu Dhabi Commercial Bank PJSC (Financials)	27,285
7,963	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	7,501
11,529	Dubai Islamic Bank PJSC (Financials)	14,061
12,736	Emaar Malls PJSC (Real Estate)*	6,345
20,887	Emaar Properties PJSC (Real Estate)*	18,083
15,042	Emirates NBD Bank PJSC (Financials)	44,842
10,355	Emirates Telecommunications Group Co. PJSC (Communication Services)	48,827
26,005	First Abu Dhabi Bank PJSC (Financials)	89,347

Shares	Description		Value

Common Stocks – (continued)
United Arab Emirates – (continued)
1,988	International Holdings Co. PJSC (Consumer Staples)*		$ 21,703

			277,994

United States – 0.2%
6,755	JBS SA (Consumer Staples)		29,034
1,138	Kent Gida Maddeleri Sanayii ve Ticaret AS (Consumer Staples)*		72,741

			101,775

TOTAL COMMON STOCKS (Cost $30,553,993)			$40,155,343

Shares	Description	Rate	Value

Preferred Stocks – 1.7%
Brazil – 1.3%
1,101	Alpargatas SA (Consumer Discretionary)	0.14%	$ 8,207
25,647	Banco Bradesco SA (Financials)	3.12	115,708
1,187	Braskem SA, Class A (Materials)*	0.00	4,981
1,547	Centrais Eletricas Brasileiras SA, Class B (Utilities)	5.45	9,191
6,259	Cia Energetica de Minas Gerais (Utilities)	4.50	14,677
6,304	Gerdau SA (Materials)	0.80	26,451
28,620	Itau Unibanco Holding SA (Financials)	4.29	151,757
26,663	Itausa SA (Financials)	2.75	52,374
5,329	Lojas Americanas SA (Consumer Discretionary)	0.79	22,687
27,188	Petroleo Brasileiro SA (Energy)	1.65	125,689

			531,722

Chile – 0.1%
2,143	Embotelladora Andina SA, Class B (Consumer Staples)	6.32	4,820
693	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.32	32,436

			37,256

Colombia – 0.0%
1,439	Bancolombia SA (Financials)	5.67	11,191

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Colombia – (continued)
22,642	Grupo Aval Acciones y Valores SA (Financials)	5.73%	$ 6,566

			17,757

Russia – 0.1%
5,954	Sberbank of Russia PJSC (Financials)	7.96	17,851
45,854	Surgutneftegas PJSC (Energy)	2.41	23,789
939	Tatneft PJSC (Energy)	7.50	5,768

			47,408

South Korea – 0.2%
68	Amorepacific Corp. (Consumer Staples)	1.79	3,312
8	CJ CheilJedang Corp. (Consumer Staples)	2.21	1,168
21	Daelim Industrial Co. Ltd. (Industrials)	2.80	893
1	Doosan Co. Ltd. (Industrials)	1.63	72
19	Doosan Co. Ltd. (Industrials)	3.06	744
18	Doosan Fuel Cell Co. Ltd. (Industrials)*	0.00	333
80	Doosan Fuel Cell Co. Ltd. (Industrials)*	0.00	1,045
48	Doosan Solus Co. Ltd. (Information Technology)*	0.00	857
12	Doosan Solus Co. Ltd. (Information Technology)*	0.00	404
134	Hanwha Corp. (Industrials)	5.40	1,689
3	Hanwha Corp. (Industrials)	1.56	131
7	Hanwha Solutions Corp. (Materials)	0.35	456
4	Hotel Shilla Co. Ltd. (Consumer Discretionary)	0.50	289
211	Hyundai Motor Co. (Consumer Discretionary)	3.52	16,513
144	Hyundai Motor Co. (Consumer Discretionary)	3.59	10,931
14	Hyundai Motor Co. (Consumer Discretionary)	3.70	1,032
35	Korea Investment Holdings Co. Ltd. (Financials)	4.56	2,078
4	Korean Air Lines Co. Ltd. (Industrials)*	0.00	161

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – (continued)
48	LG Chem Ltd. (Materials)	0.54%	$ 15,464
102	LG Electronics, Inc. (Consumer Discretionary)	2.43	3,028
833	Mirae Asset Daewoo Co. Ltd. (Financials)	5.45	3,500
10	Samsung C&T Corp. (Industrials)	1.75	1,048
20	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1.56	1,281
16	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.56	2,205
1	Samsung Heavy Industries Co. Ltd. (Industrials)*	0.00	363
9	Samsung SDI Co. Ltd. (Information Technology)	0.37	2,265
9	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	0.00	1,187
9	SK Chemicals Co. Ltd. (Materials)	0.27	1,558
4	SK Holdings Co. Ltd. (Industrials)	2.15	799
7	SK Innovation Co. Ltd. (Energy)	1.05	854
6	Yuhan Corp. (Health Care)	0.59	356

			76,016

TOTAL PREFERRED STOCKS (Cost $500,784)			$ 710,159

Units	Description	Expiration Month	Value

Rights – 0.0%
China – 0.0%
131	China Resources Mixc Lifestyle Services Ltd. (Real Estate)*	12/20	0
103	Evergrande Property Services (Real Estate)*	12/20	0

Pakistan – 0.0%
69	Searle Co. Ltd. (The) (Health Care)*	12/25	28

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Units	Description	Expiration Month	Value

Rights – (continued)
South Korea – 0.0%
42	Helixmith Co. Ltd. (Health Care)*	12/20	$ 495

Taiwan – 0.0%
45	Hiwin Technologies Corp. (Industrials)*	12/20	0

TOTAL RIGHTS (Cost $0)			$ 523

Shares	Description		Value

Exchange-Traded Fund – 1.2%
United States – 1.2%
17,196	iShares MSCI Malaysia ETF
(Cost $403,881)			$ 476,845

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $31,458,658)			$41,342,870

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
358,452	0.016%		$ 358,452
(Cost $358,452)

TOTAL INVESTMENTS – 101.1% (Cost $31,817,110)			$41,701,322

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(451,406)

NET ASSETS – 100.0%			$41,249,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 8.0%
4,285	Afterpay Ltd. (Information Technology)*	$ 299,985
12,203	AGL Energy Ltd. (Utilities)	121,389
50,683	Alumina Ltd. (Materials)	65,355
66,452	AMP Ltd. (Financials)	83,731
4,909	Ampol Ltd. (Energy)	110,867
23,219	APA Group (Utilities)	177,077
12,564	Aristocrat Leisure Ltd. (Consumer Discretionary)*	296,805
3,773	ASX Ltd. (Financials)	214,376
36,595	Aurizon Holdings Ltd. (Industrials)	114,601
36,315	AusNet Services (Utilities)	49,637
52,459	Australia & New Zealand Banking Group Ltd. (Financials)	875,136
57,833	BHP Group Ltd. (Materials)	1,622,325
40,470	BHP Group PLC (Materials)	917,745
9,874	BlueScope Steel Ltd. (Materials)	124,414
24,064	Boral Ltd. (Materials)	87,062
29,553	Brambles Ltd. (Industrials)	238,666
1,404	CIMIC Group Ltd. (Industrials)*	26,453
9,797	Coca-Cola Amatil Ltd. (Consumer Staples)	91,319
1,287	Cochlear Ltd. (Health Care)	209,030
24,863	Coles Group Ltd. (Consumer Staples)	327,201
34,624	Commonwealth Bank of Australia (Financials)	2,017,289
9,187	Computershare Ltd. (Information Technology)	96,668
8,527	Crown Resorts Ltd. (Consumer Discretionary)	60,569
8,921	CSL Ltd. (Health Care)	1,954,810
21,436	Dexus REIT (Real Estate)	154,318
1,160	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	63,268
31,369	Evolution Mining Ltd. (Materials)	114,878
34,022	Fortescue Metals Group Ltd. (Materials)	457,010
238,479	Glencore PLC (Materials)*	674,492
35,911	Goodman Group REIT (Real Estate)	494,292
38,287	GPT Group (The) REIT (Real Estate)	133,160
45,448	Insurance Australia Group Ltd. (Financials)	172,465
13,524	Lendlease Corp. Ltd. (Real Estate)	141,107
7,037	Macquarie Group Ltd. (Financials)	719,034
2,560	Magellan Financial Group Ltd. (Financials)	111,633
54,070	Medibank Pvt Ltd. (Financials)	113,548
77,305	Mirvac Group REIT (Real Estate)	146,963

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
64,776	National Australia Bank Ltd. (Financials)	$ 1,092,544
16,058	Newcrest Mining Ltd. (Materials)	318,645
14,363	Northern Star Resources Ltd. (Materials)	133,456
36,868	Oil Search Ltd. (Energy)	98,885
7,944	Orica Ltd. (Materials)	94,535
34,659	Origin Energy Ltd. (Energy)	132,289
36,915	Qantas Airways Ltd. (Industrials)*	146,340
26,669	QBE Insurance Group Ltd. (Financials)	196,511
3,642	Ramsay Health Care Ltd. (Health Care)	169,202
1,117	REA Group Ltd. (Communication Services)	119,542
5,668	Reece Ltd. (Industrials)	56,466
7,245	Rio Tinto Ltd. (Materials)	541,322
20,955	Rio Tinto PLC (Materials)	1,352,360
40,987	Santos Ltd. (Energy)	186,040
21,601	Saracen Mineral Holdings Ltd. (Materials)*	74,968
100,560	Scentre Group REIT (Real Estate)	207,473
6,631	SEEK Ltd. (Communication Services)	127,282
3,166	Seven Group Holdings Ltd. (Industrials)	51,346
9,286	Sonic Healthcare Ltd. (Health Care)	225,388
90,788	South32 Ltd. (Materials)	160,553
46,760	Stockland REIT (Real Estate)	156,771
25,146	Suncorp Group Ltd. (Financials)	186,956
52,922	Sydney Airport (Industrials)	261,660
43,335	Tabcorp Holdings Ltd. (Consumer Discretionary)	122,617
232,413	Telstra Corp. Ltd. (Communication Services)	525,748
3,901	TPG Telecom Ltd. (Communication Services)*	22,047
53,831	Transurban Group (Industrials)	556,109
14,144	Treasury Wine Estates Ltd. (Consumer Staples)	89,525
72,865	Vicinity Centres REIT (Real Estate)	88,590
22,190	Wesfarmers Ltd. (Consumer Discretionary)	808,542
71,115	Westpac Banking Corp. (Financials)	1,054,834
2,781	WiseTech Global Ltd. (Information Technology)(a)	63,320
18,886	Woodside Petroleum Ltd. (Energy)	311,304
24,819	Woolworths Group Ltd. (Consumer Staples)	676,286

		24,088,134

Austria – 0.3%
4,944	ams AG (Information Technology)*	126,699
1,419	ANDRITZ AG (Industrials)	59,986

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Austria – (continued)
1,728	BAWAG Group AG (Financials)*(b)	$ 78,506
1,323	CA Immobilien Anlagen AG (Real Estate)	45,974
6,780	Erste Group Bank AG (Financials)*	195,457
276	Mayr Melnhof Karton AG (Materials)	48,730
627	Oesterreichische Post AG (Industrials)(a)	22,538
2,810	OMV AG (Energy)	95,462
2,668	Raiffeisen Bank International AG (Financials)*	51,255
1,300	Verbund AG (Utilities)	91,515
717	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	17,136
2,190	voestalpine AG (Materials)	70,312
2,206	Wienerberger AG (Materials)	61,326

		964,896

Belgium – 1.0%
435	Ackermans & van Haaren NV (Financials)	63,482
4,029	Ageas SA/NV (Financials)	198,659
16,716	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,117,358
566	Elia Group SA/NV (Utilities)	64,184
1,035	Etablissements Franz Colruyt NV (Consumer Staples)	61,928
828	Galapagos NV (Health Care)*	102,165
1,423	Groupe Bruxelles Lambert SA (Financials)	139,035
5,511	KBC Group NV (Financials)*	384,988
2,799	Proximus SADP (Communication Services)	58,626
295	Sofina SA (Financials)	93,866
1,396	Solvay SA (Materials)	160,043
840	Telenet Group Holding NV (Communication Services)	35,972
2,377	UCB SA (Health Care)	254,652
3,827	Umicore SA (Materials)	171,990
2,599	Warehouses De Pauw CVA REIT (Real Estate)	88,294

		2,995,242

Brazil – 0.0%
3,325	Yara International ASA (Materials)	135,078

Chile – 0.0%
6,811	Antofagasta PLC (Materials)	113,981

Shares	Description	Value

Common Stocks – (continued)
China – 0.9%
76,076	Alibaba Health Information Technology Ltd. (Health Care)*	$ 223,738
33,331	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	114,794
12,102	BYD Electronic International Co. Ltd. (Information Technology)	59,866
45,879	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*	141,735
36,692	China Gas Holdings Ltd. (Utilities)	135,125
34,414	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	45,101
167,012	CSPC Pharmaceutical Group Ltd. (Health Care)	163,080
31,202	ESR Cayman Ltd. (Real Estate)*(b)	93,978
47,794	Fosun International Ltd. (Industrials)	69,048
112,980	Geely Automobile Holdings Ltd. (Consumer Discretionary)	314,056
23,346	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	111,272
7,953	Prosus NV (Consumer Discretionary)*	864,195
24,291	Shimao Group Holdings Ltd. (Real Estate)	90,553
43,172	Sun Art Retail Group Ltd. (Consumer Staples)	45,330
44,757	Wilmar International Ltd. (Consumer Staples)	140,649
53,735	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	35,297

		2,647,817

Colombia – 0.0%
1,993	Millicom International Cellular SA SDR (Communication Services)*	79,256

Denmark – 2.2%
57	AP Moller – Maersk A/S, Class A (Industrials)	108,275
111	AP Moller – Maersk A/S, Class B (Industrials)	227,173
1,934	Carlsberg AS, Class B (Consumer Staples)	288,554
1,922	Chr Hansen Holding A/S (Materials)*	186,748
2,429	Coloplast A/S, Class B (Health Care)	363,657
12,631	Danske Bank A/S (Financials)*	208,774
1,912	Demant A/S (Health Care)*	72,209

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
4,294	DSV PANALPINA A/S (Industrials)	$ 679,449
1,275	Genmab A/S (Health Care)*	490,535
2,525	GN Store Nord AS (Health Care)	206,139
1,215	H Lundbeck A/S (Health Care)	37,265
32,535	Novo Nordisk A/S, Class B (Health Care)	2,194,446
3,956	Novozymes A/S, Class B (Materials)	226,902
3,518	Orsted AS (Utilities)(b)	635,473
2,365	Tryg A/S (Financials)	68,755
3,875	Vestas Wind Systems A/S (Industrials)	794,305

		6,788,659

Faroe Islands – 0.0%
982	Bakkafrost P/F (Consumer Staples)*	61,759

Finland – 1.4%
2,804	Elisa OYJ (Communication Services)	150,936
8,273	Fortum OYJ (Utilities)	190,056
1,731	Huhtamaki OYJ (Materials)	87,173
5,204	Kesko OYJ, Class B (Consumer Staples)	136,950
7,021	Kone OYJ, Class B (Industrials)	590,584
15,651	Metso Outotec OYJ (Industrials)	140,413
9,102	Neste OYJ (Energy)	611,677
110,353	Nokia OYJ (Information Technology)*	441,884
78,007	Nordea Bank Abp (Financials)*	667,274
1,923	Orion OYJ, Class B (Health Care)	90,770
9,046	Sampo OYJ, Class A (Financials)	392,038
11,025	Stora Enso OYJ, Class R (Materials)	186,875
10,001	UPM-Kymmene OYJ (Materials)	330,423
10,603	Wartsila OYJ Abp (Industrials)	99,970

		4,117,023

France – 9.3%
4,945	Adevinta ASA (Communication Services)*	81,964
650	Aeroports de Paris (Industrials)	82,340
9,314	Air Liquide SA (Materials)	1,533,614
11,407	Airbus SE (Industrials)*	1,197,080
1,177	Amundi SA (Financials)*(b)	94,050
44,398	AXA SA (Financials)	1,046,882
788	BioMerieux (Health Care)	113,867
22,443	BNP Paribas SA (Financials)*	1,153,451
17,701	Bollore SA (Communication Services)	68,900
5,898	Bouygues SA (Industrials)	235,502
3,160	Capgemini SE (Information Technology)	439,613

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
12,267	Carrefour SA (Consumer Staples)	$ 201,471
10,230	Cie de Saint-Gobain (Industrials)*	487,282
3,213	Cie Generale des Etablissements Michelin (Consumer Discretionary)	401,442
25,044	Credit Agricole SA (Financials)*	289,810
11,878	Danone SA (Consumer Staples)	765,268
2,629	Dassault Systemes (Information Technology)	487,603
9,869	Electricite de France SA (Utilities)*	150,104
35,744	Engie SA (Utilities)*	528,904
5,817	EssilorLuxottica SA (Consumer Discretionary)*	844,389
652	Hermes International (Consumer Discretionary)	637,508
1,470	Kering (Consumer Discretionary)	1,063,840
4,122	L’Oreal SA (Consumer Staples)	1,512,749
5,175	Legrand SA (Industrials)	439,390
5,141	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,969,671
39,268	Orange SA (Communication Services)	497,437
3,298	Pernod Ricard SA (Consumer Staples)	631,211
10,534	Peugeot SA (Consumer Discretionary)*	249,054
6,939	Safran SA (Industrials)*	1,015,142
21,369	Sanofi (Health Care)	2,165,322
467	Sartorius Stedim Biotech (Health Care)	169,263
10,551	Schneider Electric SE (Industrials)	1,472,251
16,348	Societe Generale SA (Financials)*	326,303
1,647	Sodexo SA (Consumer Discretionary)	136,649
1,133	Teleperformance (Industrials)	378,398
2,076	Thales SA (Industrials)	191,364
52,246	TOTAL SE (Energy)	2,238,942
11,083	Vinci SA (Industrials)	1,133,514
12,424	Vivendi SA (Communication Services)	374,215
2,706	Worldline SA (Information Technology)*(b)	250,861

		28,056,620

Germany – 7.9%
3,449	adidas AG (Consumer Discretionary)*	1,102,797
8,203	Allianz SE (Financials)	1,939,524
18,088	BASF SE (Materials)	1,326,988
19,347	Bayer AG (Health Care)	1,117,106
6,287	Bayerische Motoren Werke AG (Consumer Discretionary)	549,298

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,935	Beiersdorf AG (Consumer Staples)	$ 216,975
4,634	BioNTech SE ADR (Health Care)*(a)	575,728
2,127	Continental AG (Consumer Discretionary)	290,561
3,330	Covestro AG (Materials)(b)	186,221
16,381	Daimler AG (Consumer Discretionary)	1,106,135
2,430	Delivery Hero SE (Consumer Discretionary)*(b)	294,310
37,712	Deutsche Bank AG (Financials)*	421,473
3,611	Deutsche Boerse AG (Financials)	603,647
19,383	Deutsche Post AG (Industrials)	939,030
63,857	Deutsche Telekom AG (Communication Services)	1,154,570
6,780	Deutsche Wohnen SE (Real Estate)	340,954
43,546	E.ON SE (Utilities)	472,766
3,771	Evonik Industries AG (Materials)	114,170
3,909	Fresenius Medical Care AG & Co. KGaA (Health Care)	329,654
8,015	Fresenius SE & Co. KGaA (Health Care)	359,533
1,182	Hannover Rueck SE (Financials)	198,371
478	Hapag-Lloyd AG (Industrials)(b)	37,280
2,910	HeidelbergCement AG (Materials)	207,255
1,985	Henkel AG & Co. KGaA (Consumer Staples)	192,094
25,675	Infineon Technologies AG (Information Technology)	906,631
2,617	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	278,736
947	Knorr-Bremse AG (Industrials)	121,527
2,545	Merck KGaA (Health Care)	407,483
1,046	MTU Aero Engines AG (Industrials)	247,680
2,758	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	770,674
12,310	RWE AG (Utilities)	511,996
20,092	SAP SE (Information Technology)	2,450,991
15,899	Siemens AG (Industrials)	2,130,058
4,431	Siemens Healthineers AG (Health Care)(b)	204,329
2,447	Symrise AG (Materials)	307,346
1,043	Talanx AG (Financials)	38,602
15,453	Telefonica Deutschland Holding AG (Communication Services)	42,774
564	Volkswagen AG (Consumer Discretionary)	104,909
11,144	Vonovia SE (Real Estate)	766,234
3,236	Zalando SE (Consumer Discretionary)*(b)	328,252

		23,694,662

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 2.8%
238,001	AIA Group Ltd. (Financials)	$ 2,607,957
5,981	ASM Pacific Technology Ltd. (Information Technology)	74,835
27,037	Bank of East Asia Ltd. (The) (Financials)	60,055
19,039	Cathay Pacific Airways Ltd. (Industrials)*	17,829
46,756	CK Asset Holdings Ltd. (Real Estate)	256,020
11,957	CK Infrastructure Holdings Ltd. (Utilities)	61,154
37,201	CLP Holdings Ltd. (Utilities)	349,337
5,923	Dairy Farm International Holdings Ltd. (Consumer Staples)	24,107
35,994	Hang Lung Properties Ltd. (Real Estate)	89,236
14,254	Hang Seng Bank Ltd. (Financials)	248,399
25,863	Henderson Land Development Co. Ltd. (Real Estate)	108,423
44,585	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	44,858
67,079	HKT Trust & HKT Ltd. (Communication Services)	87,737
203,601	Hong Kong & China Gas Co. Ltd. (Utilities)	313,576
24,955	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,240,588
22,790	Hongkong Land Holdings Ltd. (Real Estate)	92,755
5,006	Jardine Matheson Holdings Ltd. (Industrials)	265,668
3,295	Jardine Strategic Holdings Ltd. (Industrials)	78,717
40,578	Link REIT (Real Estate)	355,924
8,967	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	162,572
30,290	MTR Corp. Ltd. (Industrials)	164,295
27,605	New World Development Co. Ltd. (Real Estate)	139,939
26,916	Power Assets Holdings Ltd. (Utilities)	141,654
197,412	Sino Biopharmaceutical Ltd. (Health Care)	198,621
59,836	Sino Land Co. Ltd. (Real Estate)	81,814
28,331	Sun Hung Kai Properties Ltd. (Real Estate)	378,234
9,713	Swire Pacific Ltd., Class A (Real Estate)	55,753
17,022	Swire Pacific Ltd., Class B (Real Estate)	16,907
20,719	Swire Properties Ltd. (Real Estate)	63,206
26,838	Techtronic Industries Co. Ltd. (Industrials)	343,935
186,291	WH Group Ltd. (Consumer Staples)(b)	152,109
26,904	Wharf Holdings Ltd. (The) (Real Estate)	66,562
18,128	Wharf Real Estate Investment Co. Ltd. (Real Estate)	84,297

		8,427,073

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.9%
2,470	AerCap Holdings NV (Industrials)*	$ 90,797
15,435	AIB Group PLC (Financials)*	27,806
15,459	CRH PLC (Materials)	606,909
3,012	Flutter Entertainment PLC (Consumer Discretionary)*	560,259
1,021	ICON PLC (Health Care)*	198,973
3,037	Kerry Group PLC, Class A (Consumer Staples)	426,498
3,001	Kingspan Group PLC (Industrials)*	262,593
3,685	Ryanair Holdings PLC ADR (Industrials)*	382,392
4,665	Smurfit Kappa Group PLC (Materials)	198,881

		2,755,108

Israel – 0.8%
1,285	Airport City Ltd. (Real Estate)*	17,376
2,867	Alony Hetz Properties & Investments Ltd. (Real Estate)	37,632
3,812	Amot Investments Ltd. (Real Estate)	20,243
720	Azrieli Group Ltd. (Real Estate)	44,007
21,160	Bank Hapoalim BM (Financials)*	138,743
27,665	Bank Leumi Le-Israel BM (Financials)	155,529
40,117	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	43,383
118	Big Shopping Centers Ltd. (Real Estate)*	12,139
2,166	Check Point Software Technologies Ltd. (Information Technology)*	254,895
409	Elbit Systems Ltd. (Industrials)	52,410
38	Electra Ltd. (Industrials)	17,465
4,131	Energix-Renewable Energies Ltd. (Utilities)	16,999
1,020	First International Bank Of Israel Ltd. (Financials)	25,502
312	Fiverr International Ltd. (Consumer Discretionary)*	62,503
2,259	Harel Insurance Investments & Financial Services Ltd. (Financials)*	19,330
13,644	ICL Group Ltd. (Materials)	64,815
72	Israel Corp. Ltd. (The) (Materials)*	12,254
21,958	Israel Discount Bank Ltd., Class A (Financials)	74,413
887	Kornit Digital Ltd. (Industrials)*	74,836
624	Matrix IT Ltd. (Information Technology)	13,647
921	Maytronics Ltd. (Consumer Discretionary)	13,432
415	Melisron Ltd. (Real Estate)	20,367

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
12,975	Mivne Real Estate KD Ltd. (Real Estate)	$ 32,275
2,950	Mizrahi Tefahot Bank Ltd. (Financials)	63,071
181	Nano-X Imaging Ltd. (Health Care)*(a)	11,095
1,139	Nice Ltd. (Information Technology)*	274,088
2,876	Phoenix Holdings Ltd. (The) (Financials)*	19,301
1,791	Plus500 Ltd. (Financials)	37,157
499	Sapiens International Corp. NV (Information Technology)	14,840
2,775	Shapir Engineering and Industry Ltd. (Industrials)	20,571
4,210	Shikun & Binui Ltd. (Industrials)*	21,503
3,439	Shufersal Ltd. (Consumer Staples)	26,857
977	Strauss Group Ltd. (Consumer Staples)	29,976
21,487	Teva Pharmaceutical Industries Ltd. (Health Care)*	208,047
2,112	Tower Semiconductor Ltd. (Information Technology)*	51,890
1,052	Wix.com Ltd. (Information Technology)*	268,712

		2,271,303

Italy – 2.2%
30,848	A2A SpA (Utilities)	47,159
2,274	Amplifon SpA (Health Care)*	91,316
22,794	Assicurazioni Generali SpA (Financials)	390,451
9,078	Atlantia SpA (Industrials)*	165,927
4,176	Banca Mediolanum SpA (Financials)*	37,989
1,310	Buzzi Unicem SpA (Materials)	31,983
802	Buzzi Unicem SpA-RSP (Materials)	13,124
10,510	Davide Campari-Milano NV (Consumer Staples)	121,873
454	DiaSorin SpA (Health Care)	95,907
152,997	Enel SpA (Utilities)	1,531,835
48,649	Eni SpA (Energy)	483,184
2,209	Ferrari NV (Consumer Discretionary)	467,177
12,003	FinecoBank Banca Fineco SpA (Financials)*	188,592
16,737	Hera SpA (Utilities)	61,264
6,396	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	82,553
337,762	Intesa Sanpaolo SpA (Financials)*	777,921
7,474	Leonardo SpA (Industrials)	54,215
14,446	Mediobanca Banca di Credito Finanziario SpA (Financials)*	129,153
3,945	Moncler SpA (Consumer Discretionary)*	194,234

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
8,227	Nexi SpA (Information Technology)*(b)	$ 155,490
8,120	Pirelli & C SpA (Consumer Discretionary)*(b)	43,709
9,080	Poste Italiane SpA (Financials)(b)	92,801
10,090	PRADA SpA (Consumer Discretionary)*	50,108
4,656	Prysmian SpA (Industrials)	152,771
1,863	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	99,459
38,359	Snam SpA (Utilities)	215,797
197,298	Telecom Italia SpA (Communication Services)	92,633
118,699	Telecom Italia SpA-RSP (Communication Services)	60,416
27,768	Terna Rete Elettrica Nazionale SpA (Utilities)	208,331
41,950	UniCredit SpA (Financials)*	433,711
8,667	UnipolSai Assicurazioni SpA (Financials)	23,099

		6,594,182

Japan – 26.2%
609	ABC-Mart, Inc. (Consumer Discretionary)	31,771
6,168	Acom Co. Ltd. (Financials)	29,635
3,851	Advantest Corp. (Information Technology)	268,120
14,124	Aeon Co. Ltd. (Consumer Staples)	420,571
2,047	AEON Financial Service Co. Ltd. (Financials)	22,340
1,918	Aeon Mall Co. Ltd. (Real Estate)	30,809
3,922	AGC, Inc. (Industrials)	130,702
3,739	Air Water, Inc. (Materials)	61,710
3,086	Aisin Seiki Co. Ltd. (Consumer Discretionary)	91,596
10,698	Ajinomoto Co., Inc. (Consumer Staples)	223,706
3,533	Alfresa Holdings Corp. (Health Care)	70,812
3,963	Alps Alpine Co. Ltd. (Information Technology)	49,711
6,645	Amada Co. Ltd. (Industrials)	64,108
5,990	ANA Holdings, Inc. (Industrials)*(a)	144,616
8,454	Asahi Group Holdings Ltd. (Consumer Staples)	327,296
3,785	Asahi Intecc Co. Ltd. (Health Care)	138,841
26,046	Asahi Kasei Corp. (Materials)	239,066
36,299	Astellas Pharma, Inc. (Health Care)	516,419
2,683	Azbil Corp. (Information Technology)	120,545

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,767	Bandai Namco Holdings, Inc. (Consumer Discretionary)	$ 344,277
1,533	Benesse Holdings, Inc. (Consumer Discretionary)	32,226
11,248	Bridgestone Corp. (Consumer Discretionary)	393,073
4,849	Brother Industries Ltd. (Information Technology)	93,004
1,633	Calbee, Inc. (Consumer Staples)	48,313
20,099	Canon, Inc. (Information Technology)	357,262
1,610	Capcom Co. Ltd. (Communication Services)	90,787
4,188	Casio Computer Co. Ltd. (Consumer Discretionary)	75,306
3,354	Central Japan Railway Co. (Industrials)	427,794
13,374	Chiba Bank Ltd. (The) (Financials)	75,928
14,289	Chubu Electric Power Co., Inc. (Utilities)	172,318
12,405	Chugai Pharmaceutical Co. Ltd. (Health Care)	600,056
6,091	Chugoku Electric Power Co., Inc. (The) (Utilities)	77,514
2,352	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	36,225
21,308	Concordia Financial Group Ltd. (Financials)	75,812
377	Cosmos Pharmaceutical Corp. (Consumer Staples)	65,078
1,964	CyberAgent, Inc. (Communication Services)	134,669
4,554	Dai Nippon Printing Co. Ltd. (Industrials)	85,424
5,160	Daicel Corp. (Materials)	36,322
2,214	Daifuku Co. Ltd. (Industrials)	256,911
20,681	Dai-ichi Life Holdings, Inc. (Financials)	326,156
37,574	Daiichi Sankyo Co. Ltd. (Health Care)	1,331,080
5,152	Daikin Industries Ltd. (Industrials)	1,169,236
1,264	Daito Trust Construction Co. Ltd. (Real Estate)	124,127
11,787	Daiwa House Industry Co. Ltd. (Real Estate)	361,720
40	Daiwa House REIT Investment Corp. REIT (Real Estate)	96,399
28,497	Daiwa Securities Group, Inc. (Financials)	124,100
8,677	Denso Corp. (Consumer Discretionary)	410,155
4,226	Dentsu Group, Inc. (Communication Services)	137,793
1,587	DIC Corp. (Materials)	39,068
553	Disco Corp. (Information Technology)	176,334
6,731	East Japan Railway Co. (Industrials)	418,803

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,864	Ebara Corp. (Industrials)	$ 59,705
5,326	Eisai Co. Ltd. (Health Care)	402,840
3,253	Electric Power Development Co. Ltd. (Utilities)	43,800
61,234	ENEOS Holdings, Inc. (Energy)	210,524
958	Ezaki Glico Co. Ltd. (Consumer Staples)	39,919
3,749	FANUC Corp. (Industrials)	911,948
1,073	Fast Retailing Co. Ltd. (Consumer Discretionary)	884,331
2,522	Fuji Electric Co. Ltd. (Industrials)	89,730
3,322	Fuji Media Holdings, Inc. (Communication Services)	34,630
7,351	FUJIFILM Holdings Corp. (Information Technology)	396,542
3,651	Fujitsu Ltd. (Information Technology)	507,866
3,453	Fukuoka Financial Group, Inc. (Financials)	61,692
71	GLP J REIT (Real Estate)	107,513
810	GMO Payment Gateway, Inc. (Information Technology)	113,722
3,996	Hakuhodo DY Holdings, Inc. (Communication Services)	57,866
2,742	Hamamatsu Photonics KK (Information Technology)	154,357
4,541	Hankyu Hanshin Holdings, Inc. (Industrials)	148,500
676	Harmonic Drive Systems, Inc. (Industrials)	54,002
5,275	Haseko Corp. (Consumer Discretionary)	57,113
390	Hikari Tsushin, Inc. (Consumer Discretionary)	93,765
5,219	Hino Motors Ltd. (Industrials)	45,296
625	Hirose Electric Co. Ltd. (Information Technology)	88,468
1,316	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	77,237
2,042	Hitachi Construction Machinery Co. Ltd. (Industrials)	56,614
18,559	Hitachi Ltd. (Information Technology)	705,874
3,925	Hitachi Metals Ltd. (Materials)	57,703
31,892	Honda Motor Co. Ltd. (Consumer Discretionary)	878,234
1,007	Hoshizaki Corp. (Industrials)	99,758
7,256	Hoya Corp. (Health Care)	967,931
6,484	Hulic Co. Ltd. (Real Estate)	65,726
2,199	Ibiden Co. Ltd. (Information Technology)	103,123

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,059	Idemitsu Kosan Co. Ltd. (Energy)	$ 84,625
2,538	IHI Corp. (Industrials)	37,751
2,892	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	58,187
19,317	Inpex Corp. (Energy)	108,186
6,567	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	35,331
10,740	Isuzu Motors Ltd. (Consumer Discretionary)	104,851
1,081	Ito En Ltd. (Consumer Staples)	83,557
28,978	ITOCHU Corp. (Industrials)	766,587
1,808	Itochu Techno-Solutions Corp. (Information Technology)	63,893
793	Izumi Co. Ltd. (Consumer Discretionary)	27,378
4,901	J Front Retailing Co. Ltd. (Consumer Discretionary)	39,340
6,346	Japan Airlines Co. Ltd. (Industrials)*	120,317
10,488	Japan Exchange Group, Inc. (Financials)	259,849
7,923	Japan Post Bank Co. Ltd. (Financials)	62,457
27,862	Japan Post Holdings Co. Ltd. (Financials)	206,463
3,882	Japan Post Insurance Co. Ltd. (Financials)	64,778
51	Japan Retail Fund Investment Corp. REIT (Real Estate)	81,434
21,661	Japan Tobacco, Inc. (Consumer Staples)	440,387
9,376	JFE Holdings, Inc. (Materials)*	85,960
4,382	JGC Holdings Corp. (Industrials)	39,292
3,959	JSR Corp. (Materials)	109,535
4,452	JTEKT Corp. (Consumer Discretionary)	34,625
8,834	Kajima Corp. (Industrials)	116,318
2,515	Kakaku.com, Inc. (Communication Services)	70,644
14,441	Kansai Electric Power Co., Inc. (The) (Utilities)	132,299
4,258	Kansai Paint Co. Ltd. (Materials)	129,241
9,266	Kao Corp. (Consumer Staples)	693,828
2,939	Kawasaki Heavy Industries Ltd. (Industrials)*	42,700
31,562	KDDI Corp. (Communication Services)	902,744
1,992	Keihan Holdings Co. Ltd. (Industrials)	93,893
4,518	Keikyu Corp. (Industrials)	77,427
2,145	Keio Corp. (Industrials)	152,428
2,922	Keisei Electric Railway Co. Ltd. (Industrials)	98,217
2,070	Kewpie Corp. (Consumer Staples)	43,157
3,758	Keyence Corp. (Information Technology)	1,920,535
2,858	Kikkoman Corp. (Consumer Staples)	177,880

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,562	Kintetsu Group Holdings Co. Ltd. (Industrials)	$ 158,159
15,982	Kirin Holdings Co. Ltd. (Consumer Staples)	348,454
968	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	116,504
2,174	Kobe Bussan Co. Ltd. (Consumer Staples)	75,889
823	Koei Tecmo Holdings Co. Ltd. (Communication Services)	43,804
2,327	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	140,144
18,086	Komatsu Ltd. (Industrials)	440,551
1,831	Konami Holdings Corp. (Communication Services)	96,050
600	Kose Corp. (Consumer Staples)	91,719
22,738	Kubota Corp. (Industrials)	451,489
6,525	Kuraray Co. Ltd. (Materials)	64,828
6,426	Kyocera Corp. (Information Technology)	367,473
4,849	Kyowa Kirin Co. Ltd. (Health Care)	131,833
8,850	Kyushu Electric Power Co., Inc. (Utilities)	74,772
2,831	Kyushu Railway Co. (Industrials)	59,674
1,477	Lasertec Corp. (Information Technology)	155,809
915	Lawson, Inc. (Consumer Staples)	41,505
516	LINE Corp. (Communication Services)*	26,623
4,907	Lion Corp. (Consumer Staples)	116,140
5,351	LIXIL Group Corp. (Industrials)	128,547
8,023	M3, Inc. (Health Care)	740,324
914	Mabuchi Motor Co. Ltd. (Industrials)	40,846
4,742	Makita Corp. (Industrials)	245,570
33,080	Marubeni Corp. (Industrials)	193,039
3,860	Marui Group Co. Ltd. (Consumer Discretionary)	70,555
1,626	Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	76,174
11,289	Mazda Motor Corp. (Consumer Discretionary)	66,798
1,371	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	66,660
21,238	Mebuki Financial Group, Inc. (Financials)	43,586
3,310	Medipal Holdings Corp. (Health Care)	62,311
2,528	MEIJI Holdings Co. Ltd. (Consumer Staples)	178,918
1,756	Mercari, Inc. (Consumer Discretionary)*	80,496
7,504	MINEBEA MITSUMI, Inc. (Industrials)	156,449
5,577	MISUMI Group, Inc. (Industrials)	175,159

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
27,171	Mitsubishi Chemical Holdings Corp. (Materials)	$ 150,480
26,655	Mitsubishi Corp. (Industrials)	621,929
38,516	Mitsubishi Electric Corp. (Industrials)	566,428
23,426	Mitsubishi Estate Co. Ltd. (Real Estate)	405,279
3,690	Mitsubishi Gas Chemical Co., Inc. (Materials)	78,347
5,921	Mitsubishi Heavy Industries Ltd. (Industrials)	133,524
2,290	Mitsubishi Materials Corp. (Materials)	43,527
12,569	Mitsubishi Motors Corp. (Consumer Discretionary)*	22,661
226,117	Mitsubishi UFJ Financial Group, Inc. (Financials)	972,558
9,124	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	41,912
31,603	Mitsui & Co. Ltd. (Industrials)	539,471
3,508	Mitsui Chemicals, Inc. (Materials)	98,671
17,501	Mitsui Fudosan Co. Ltd. (Real Estate)	366,132
2,276	Mitsui OSK Lines Ltd. (Industrials)	59,544
1,887	Miura Co. Ltd. (Industrials)	99,349
46,136	Mizuho Financial Group, Inc. (Financials)	587,346
2,384	MonotaRO Co. Ltd. (Industrials)	145,635
9,292	MS&AD Insurance Group Holdings, Inc. (Financials)	270,450
12,255	Murata Manufacturing Co. Ltd. (Information Technology)	1,072,893
2,183	Nabtesco Corp. (Industrials)	90,230
3,795	Nagoya Railroad Co. Ltd. (Industrials)	104,524
4,906	NEC Corp. (Information Technology)	264,884
8,846	Nexon Co. Ltd. (Communication Services)	267,649
5,999	NGK Insulators Ltd. (Industrials)	95,443
3,710	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	67,280
1,988	NH Foods Ltd. (Consumer Staples)	84,934
2,409	Nichirei Corp. (Consumer Staples)	65,472
9,878	Nidec Corp. (Industrials)	1,260,386
2,865	Nihon M&A Center, Inc. (Industrials)	200,571
5,727	Nikon Corp. (Consumer Discretionary)	35,644
2,302	Nintendo Co. Ltd. (Communication Services)	1,308,238
63	Nippon Building Fund, Inc. REIT (Real Estate)	348,607
1,668	Nippon Express Co. Ltd. (Industrials)	111,653

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,443	Nippon Paint Holdings Co. Ltd. (Materials)	$ 441,457
38	Nippon Prologis REIT, Inc. REIT (Real Estate)	119,348
3,276	Nippon Sanso Holdings Corp. (Materials)	54,791
1,141	Nippon Shinyaku Co. Ltd. (Health Care)	81,629
16,874	Nippon Steel Corp. (Materials)*	206,566
46,629	Nippon Telegraph & Telephone Corp. (Communication Services)	1,102,282
2,824	Nippon Television Holdings, Inc. (Communication Services)	30,793
3,073	Nippon Yusen KK (Industrials)	67,074
2,499	Nissan Chemical Corp. (Materials)	149,545
43,337	Nissan Motor Co. Ltd. (Consumer Discretionary)*	204,684
4,614	Nisshin Seifun Group, Inc. (Consumer Staples)	75,090
1,351	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	111,682
1,592	Nitori Holdings Co. Ltd. (Consumer Discretionary)	339,393
2,869	Nitto Denko Corp. (Materials)	237,719
58,738	Nomura Holdings, Inc. (Financials)	295,169
2,239	Nomura Real Estate Holdings, Inc. (Real Estate)	48,527
81	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	105,644
6,426	Nomura Research Institute Ltd. (Information Technology)	217,230
8,973	NSK Ltd. (Industrials)	72,713
12,362	NTT Data Corp. (Information Technology)	164,550
12,811	Obayashi Corp. (Industrials)	113,029
336	OBIC Business Consultants Co. Ltd. (Information Technology)	23,845
1,252	Obic Co. Ltd. (Information Technology)	281,798
6,676	Odakyu Electric Railway Co. Ltd. (Industrials)	202,633
17,717	Oji Holdings Corp. (Materials)	80,536
23,260	Olympus Corp. (Health Care)	503,344
3,753	Omron Corp. (Information Technology)	339,399
7,823	Ono Pharmaceutical Co. Ltd. (Health Care)	247,800
1,329	Open House Co. Ltd. (Real Estate)	52,701
652	Oracle Corp. Japan (Information Technology)	72,344

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,857	Oriental Land Co. Ltd. (Consumer Discretionary)	$ 657,105
24,501	ORIX Corp. (Financials)	364,901
54	Orix JREIT, Inc. REIT (Real Estate)	80,786
7,859	Osaka Gas Co. Ltd. (Utilities)	151,038
2,137	Otsuka Corp. (Information Technology)	103,699
7,822	Otsuka Holdings Co. Ltd. (Health Care)	318,206
7,656	Pan Pacific International Holdings Corp. (Consumer Discretionary)	181,130
42,236	Panasonic Corp. (Consumer Discretionary)	450,612
2,136	Park24 Co. Ltd. (Industrials)*	31,874
1,844	PeptiDream, Inc. (Health Care)*	94,079
3,469	Persol Holdings Co. Ltd. (Industrials)	63,608
2,259	Pigeon Corp. (Consumer Staples)	100,954
1,619	Pola Orbis Holdings, Inc. (Consumer Staples)	32,372
15,878	Rakuten, Inc. (Consumer Discretionary)	178,004
24,636	Recruit Holdings Co. Ltd. (Industrials)	1,039,544
14,655	Renesas Electronics Corp. (Information Technology)*	130,423
44,365	Resona Holdings, Inc. (Financials)	155,591
13,669	Ricoh Co. Ltd. (Information Technology)	91,367
680	Rinnai Corp. (Consumer Discretionary)	79,428
1,666	Rohm Co. Ltd. (Information Technology)	139,160
4,701	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	96,793
7,364	Santen Pharmaceutical Co. Ltd. (Health Care)	122,527
4,500	SBI Holdings, Inc. (Financials)	122,129
844	SCREEN Holdings Co. Ltd. (Information Technology)	56,334
936	SCSK Corp. (Information Technology)	55,922
4,128	Secom Co. Ltd. (Industrials)	411,513
3,372	Sega Sammy Holdings, Inc. (Consumer Discretionary)	47,439
4,374	Seibu Holdings, Inc. (Industrials)	43,415
5,618	Seiko Epson Corp. (Information Technology)	83,886
7,828	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	135,353
11,661	Sekisui House Ltd. (Consumer Discretionary)	210,015
14,743	Seven & i Holdings Co. Ltd. (Consumer Staples)	468,411

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
11,863	Seven Bank Ltd. (Financials)	$ 26,053
8,390	SG Holdings Co. Ltd. (Industrials)	251,036
3,995	Sharp Corp. (Consumer Discretionary)	53,637
5,515	Shimadzu Corp. (Information Technology)	198,598
470	Shimamura Co. Ltd. (Consumer Discretionary)	48,679
1,506	Shimano, Inc. (Consumer Discretionary)	357,309
11,431	Shimizu Corp. (Industrials)	86,932
7,986	Shin-Etsu Chemical Co. Ltd. (Materials)	1,312,300
4,400	Shinsei Bank Ltd. (Financials)	52,408
5,875	Shionogi & Co. Ltd. (Health Care)	315,117
7,776	Shiseido Co. Ltd. (Consumer Staples)	548,850
9,978	Shizuoka Bank Ltd. (The) (Financials)	71,001
2,798	Showa Denko KK (Materials)	51,975
1,228	SMC Corp. (Industrials)	781,021
55,886	SoftBank Corp. (Communication Services)	688,425
25,786	SoftBank Group Corp. (Communication Services)	1,798,281
1,389	Sohgo Security Services Co. Ltd. (Industrials)	74,462
20,865	Sojitz Corp. (Industrials)	45,822
6,428	Sompo Holdings, Inc. (Financials)	247,195
24,110	Sony Corp. (Consumer Discretionary)	2,243,716
1,711	Square Enix Holdings Co. Ltd. (Communication Services)	105,179
2,880	Stanley Electric Co. Ltd. (Consumer Discretionary)	84,791
11,933	Subaru Corp. (Consumer Discretionary)	237,230
688	Sugi Holdings Co. Ltd. (Consumer Staples)	45,724
4,955	SUMCO Corp. (Information Technology)	100,454
31,289	Sumitomo Chemical Co. Ltd. (Materials)	111,023
22,828	Sumitomo Corp. (Industrials)	281,642
3,272	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	41,514
14,548	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	166,582
2,256	Sumitomo Heavy Industries Ltd. (Industrials)	48,744
4,738	Sumitomo Metal Mining Co. Ltd. (Materials)	176,616
25,309	Sumitomo Mitsui Financial Group, Inc. (Financials)	735,909
6,136	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	179,534

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,503	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$ 212,349
3,490	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	30,892
1,325	Sundrug Co. Ltd. (Consumer Staples)	55,656
2,451	Suntory Beverage & Food Ltd. (Consumer Staples)	89,672
1,238	Suzuken Co. Ltd. (Health Care)	47,371
7,972	Suzuki Motor Corp. (Consumer Discretionary)	428,435
2,916	Sysmex Corp. (Health Care)	305,652
10,045	T&D Holdings, Inc. (Financials)	117,428
2,320	Taiheiyo Cement Corp. (Materials)	62,430
3,725	Taisei Corp. (Industrials)	131,817
773	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	49,223
30,264	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,086,921
1,835	TBS Holdings, Inc. (Communication Services)	32,890
2,477	TDK Corp. (Information Technology)	349,666
3,553	Teijin Ltd. (Materials)	60,787
13,936	Terumo Corp. (Health Care)	554,232
2,355	THK Co. Ltd. (Industrials)	72,835
4,572	TIS, Inc. (Information Technology)	91,111
3,949	Tobu Railway Co. Ltd. (Industrials)	118,536
2,117	Toho Co. Ltd. (Communication Services)	89,735
1,765	Toho Gas Co. Ltd. (Utilities)	115,607
9,043	Tohoku Electric Power Co., Inc. (Utilities)	75,882
12,601	Tokio Marine Holdings, Inc. (Financials)	627,180
762	Tokyo Century Corp. (Financials)	50,496
29,214	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	76,204
2,925	Tokyo Electron Ltd. (Information Technology)	994,963
8,198	Tokyo Gas Co. Ltd. (Utilities)	184,322
11,665	Tokyu Corp. (Industrials)	141,736
11,865	Tokyu Fudosan Holdings Corp. (Real Estate)	57,576
5,580	Toppan Printing Co. Ltd. (Industrials)	76,255
29,340	Toray Industries, Inc. (Materials)	159,284
8,548	Toshiba Corp. (Industrials)	239,533
5,283	Tosoh Corp. (Materials)	83,393

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,041	TOTO Ltd. (Industrials)	$ 172,355
1,712	Toyo Suisan Kaisha Ltd. (Consumer Staples)	84,225
1,342	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	36,447
1,110	Toyota Boshoku Corp. (Consumer Discretionary)	14,584
3,106	Toyota Industries Corp. (Consumer Discretionary)	224,591
44,296	Toyota Motor Corp. (Consumer Discretionary)	2,973,174
4,406	Toyota Tsusho Corp. (Industrials)	152,536
2,590	Trend Micro, Inc. (Information Technology)	140,832
736	Tsuruha Holdings, Inc. (Consumer Staples)	107,850
7,875	Unicharm Corp. (Consumer Staples)	382,365
56	United Urban Investment Corp. REIT (Real Estate)	63,371
4,078	USS Co. Ltd. (Consumer Discretionary)	85,412
1,845	Welcia Holdings Co. Ltd. (Consumer Staples)	74,225
3,413	West Japan Railway Co. (Industrials)	155,929
388	Workman Co. Ltd. (Consumer Discretionary)	34,493
2,499	Yakult Honsha Co. Ltd. (Consumer Staples)	119,228
12,974	Yamada Holdings Co. Ltd. (Consumer Discretionary)	61,713
3,252	Yamaha Corp. (Consumer Discretionary)	185,873
5,753	Yamaha Motor Co. Ltd. (Consumer Discretionary)	110,895
6,298	Yamato Holdings Co. Ltd. (Industrials)	159,270
2,586	Yamazaki Baking Co. Ltd. (Consumer Staples)	42,953
4,901	Yaskawa Electric Corp. (Industrials)	236,414
5,041	Yokogawa Electric Corp. (Information Technology)	89,145
2,626	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	38,354
51,130	Z Holdings Corp. (Communication Services)	322,152
1,919	ZOZO, Inc. (Consumer Discretionary)	47,922

		79,121,639

Jordan – 0.0%
2,795	Hikma Pharmaceuticals PLC (Health Care)	97,317

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.2%
13,602	ArcelorMittal (Materials)*	$ 249,756
2,490	Eurofins Scientific SE (Health Care)*	202,719

		452,475

Macau – 0.2%
38,858	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	295,727
16,135	MGM China Holdings Ltd. (Consumer Discretionary)	23,560
47,890	Sands China Ltd. (Consumer Discretionary)	196,440
38,014	SJM Holdings Ltd. (Consumer Discretionary)	44,474
28,468	Wynn Macau Ltd. (Consumer Discretionary)*	48,545

		608,746

Mexico – 0.0%
3,629	Fresnillo PLC (Materials)	50,993

Netherlands – 4.3%
8,685	ABN AMRO Bank NV (Financials)*(b)	89,865
442	Adyen NV (Information Technology)*(b)	847,010
3,405	Akzo Nobel NV (Materials)	362,747
8,382	ASML Holding NV (Information Technology)	3,648,158
2,046	EXOR NV (Financials)	142,881
1,679	HAL Trust (Financials)	238,198
1,992	Heineken Holding NV (Consumer Staples)	184,550
3,709	Heineken NV (Consumer Staples)	392,737
76,816	ING Groep NV (Financials)*	751,178
1,450	JDE Peet’s BV (Consumer Staples)*	56,111
17,305	Koninklijke Ahold Delhaize NV (Consumer Staples)	496,599
3,343	Koninklijke DSM NV (Materials)	549,048
67,849	Koninklijke KPN NV (Communication Services)	202,821
17,749	Koninklijke Philips NV (Health Care)*	920,591
5,632	NN Group NV (Financials)	229,395
5,476	NXP Semiconductors NV (Information Technology)	867,508
2,342	Randstad NV (Industrials)*	145,678
80,363	Royal Dutch Shell PLC, Class A (Energy)	1,363,854
67,884	Royal Dutch Shell PLC, Class B (Energy)	1,118,538

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
5,196	Wolters Kluwer NV (Industrials)	$ 436,946

		13,044,413

New Zealand – 0.5%
14,545	a2 Milk Co. Ltd. (The) (Consumer Staples)*	150,778
23,747	Auckland International Airport Ltd. (Industrials)*	129,843
8,742	Chorus Ltd. (Communication Services)	50,380
14,112	Contact Energy Ltd. (Utilities)	77,360
2,541	EBOS Group Ltd. (Health Care)	44,467
11,303	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	285,339
16,209	Fletcher Building Ltd. (Materials)*	63,793
10,107	Genesis Energy Ltd. (Utilities)	22,943
26,335	Goodman Property Trust REIT (Real Estate)	44,420
12,934	Infratil Ltd. (Utilities)	54,085
1,400	Mainfreight Ltd. (Industrials)	61,387
11,968	Mercury NZ Ltd. (Utilities)	50,467
22,485	Meridian Energy Ltd. (Utilities)	101,610
7,473	Ryman Healthcare Ltd. (Health Care)	77,362
36,406	Spark New Zealand Ltd. (Communication Services)	116,673
2,312	Xero Ltd. (Information Technology)*	225,727

		1,556,634

Norway – 0.7%
431	Aker ASA, Class A (Financials)	24,454
2,116	Aker BP ASA (Energy)	48,142
1,679	Austevoll Seafood ASA (Consumer Staples)	15,365
17,308	DNB ASA (Financials)*	314,927
3,263	Entra ASA (Real Estate)(a)(b)	65,506
20,881	Equinor ASA (Energy)	330,546
3,641	Gjensidige Forsikring ASA (Financials)	79,631
1,632	Kongsberg Gruppen ASA (Industrials)	31,141
5,522	Leroy Seafood Group ASA (Consumer Staples)	34,666
8,712	Mowi ASA (Consumer Staples)	177,110
27,439	NEL ASA (Industrials)*	75,626
26,030	Norsk Hydro ASA (Materials)	105,806
14,643	Orkla ASA (Consumer Staples)	140,865
1,026	Salmar ASA (Consumer Staples)*	56,475
1,841	Scatec ASA (Utilities)(b)	57,829

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,414	Schibsted ASA, Class A (Communication Services)*	$ 58,098
1,865	Schibsted ASA, Class B (Communication Services)*	68,227
3,514	SpareBank 1 SR-Bank ASA (Financials)*	35,273
8,945	Storebrand ASA (Financials)*	63,811
12,571	Telenor ASA (Communication Services)	214,967
2,264	TGS NOPEC Geophysical Co. ASA (Energy)	31,570
2,292	TOMRA Systems ASA (Industrials)	99,091

		2,129,126

Poland – 0.3%
3,150	Bank Pekao SA (Financials)*	47,687
1,261	CD Projekt SA (Communication Services)*	131,046
3,901	Cyfrowy Polsat SA (Communication Services)	27,790
944	Dino Polska SA (Consumer Staples)*(b)	63,521
2,687	KGHM Polska Miedz SA (Materials)*	106,820
256	mBank SA (Financials)*	10,341
15,691	PGE Polska Grupa Energetyczna SA (Utilities)*	24,131
6,105	Polski Koncern Naftowy ORLEN SA (Energy)	90,142
31,998	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	40,834
17,371	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	122,357
11,192	Powszechny Zaklad Ubezpieczen SA (Financials)*	75,011
656	Santander Bank Polska SA (Financials)*	30,455

		770,135

Portugal – 0.2%
52,147	EDP – Energias de Portugal SA (Utilities)	278,706
9,663	Galp Energia SGPS SA (Energy)	104,538
4,811	Jeronimo Martins SGPS SA (Consumer Staples)	82,641
4,026	NOS SGPS SA (Communication Services)	15,411

		481,296

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 0.0%
11,332	Evraz PLC (Materials)	$ 58,443

Singapore – 1.1%
57,196	Ascendas Real Estate Investment Trust REIT (Real Estate)	126,799
86,083	CapitaLand Integrated Commercial Trust REIT (Real Estate)	124,656
50,562	CapitaLand Ltd. (Real Estate)	118,130
11,529	City Developments Ltd. (Real Estate)	67,124
42,544	ComfortDelGro Corp. Ltd. (Industrials)	52,398
34,906	DBS Group Holdings Ltd. (Financials)	656,588
46,911	Frasers Logistics & Commercial Trust REIT (Real Estate)	48,322
111,834	Genting Singapore Ltd. (Consumer Discretionary)	69,286
1,871	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	27,108
28,204	Keppel Corp. Ltd. (Industrials)	106,736
25,290	Keppel DC REIT (Real Estate)	53,045
43,958	Mapletree Commercial Trust REIT (Real Estate)	66,936
33,425	Mapletree Industrial Trust REIT (Real Estate)	73,352
52,488	Mapletree Logistics Trust REIT (Real Estate)	77,182
72,342	Oversea-Chinese Banking Corp. Ltd. (Financials)	544,306
13,163	SATS Ltd. (Industrials)*	40,677
25,536	Singapore Airlines Ltd. (Industrials)*	82,725
16,106	Singapore Exchange Ltd. (Financials)	106,876
30,099	Singapore Technologies Engineering Ltd. (Industrials)	86,723
152,327	Singapore Telecommunications Ltd. (Communication Services)	271,749
35,121	Suntec Real Estate Investment Trust REIT (Real Estate)	39,586
28,017	United Overseas Bank Ltd. (Financials)	470,749
10,477	UOL Group Ltd. (Real Estate)	57,636
5,309	Venture Corp. Ltd. (Information Technology)	74,620

		3,443,309

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.2%
22,862	Anglo American PLC (Materials)	$ 675,603

Spain – 2.5%
4,517	ACS Actividades de Construccion y Servicios SA (Industrials)	143,132
1,219	Aena SME SA (Industrials)*(b)	199,185
8,853	Amadeus IT Group SA (Information Technology)	608,499
130,841	Banco Bilbao Vizcaya Argentaria SA (Financials)	615,092
323,597	Banco Santander SA (Financials)*	935,782
69,806	CaixaBank SA (Financials)	179,278
7,301	Cellnex Telecom SA (Communication Services)*(b)	461,825
2,996	EDP Renovaveis SA (Utilities)	63,648
6,234	Endesa SA (Utilities)	178,747
8,056	Ferrovial SA (Industrials)	224,725
5,750	Grifols SA (Health Care)	163,356
124,607	Iberdrola SA (Utilities)	1,705,932
21,836	Industria de Diseno Textil SA (Consumer Discretionary)	727,448
18,880	Mapfre SA (Financials)	36,293
9,452	Naturgy Energy Group SA (Utilities)	218,611
8,489	Red Electrica Corp. SA (Utilities)	173,998
26,442	Repsol SA (Energy)	254,874
4,385	Siemens Gamesa Renewable Energy SA (Industrials)	156,993
92,569	Telefonica SA (Communication Services)	404,943

		7,452,361

Sweden – 3.7%
3,337	AAK AB (Consumer Staples)	66,039
5,841	Alfa Laval AB (Industrials)*	147,771
18,467	Assa Abloy AB, Class B (Industrials)	440,845
12,743	Atlas Copco AB, Class A (Industrials)	644,174
7,682	Atlas Copco AB, Class B (Industrials)	340,264
2,062	Axfood AB (Consumer Staples)	47,029
5,288	Boliden AB (Materials)	182,766
4,491	Castellum AB (Real Estate)	111,412
4,919	Electrolux AB, Series B (Consumer Discretionary)	118,290
7,083	Elekta AB, Class B (Health Care)	96,224

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
4,030	Embracer Group AB (Communication Services)*	$ 82,064
12,263	Epiroc AB, Class A (Industrials)	204,389
7,175	Epiroc AB, Class B (Industrials)	114,384
7,013	EQT AB (Financials)	156,546
11,968	Essity AB, Class B (Consumer Staples)	380,607
2,538	Evolution Gaming Group AB (Consumer Discretionary)(b)	217,651
5,249	Fabege AB (Real Estate)	82,636
1,748	Fastighets AB Balder, Class B (Real Estate)*	87,668
3,665	Getinge AB, Class B (Health Care)	78,510
14,619	Hennes & Mauritz AB, Class B (Consumer Discretionary)*	310,513
5,502	Hexagon AB, Class B (Information Technology)*	458,063
1,733	Holmen AB, Class B (Materials)	75,119
7,835	Husqvarna AB, Class B (Consumer Discretionary)	83,686
1,697	ICA Gruppen AB (Consumer Staples)	82,292
2,440	Industrivarden AB, Class A (Financials)*	75,628
3,077	Industrivarden AB, Class C (Financials)*	94,148
1,651	Indutrade AB (Industrials)*	94,428
2,175	Investment AB Latour, Class B (Industrials)	57,442
2,599	Investor AB, Class A (Financials)	179,351
8,961	Investor AB, Class B (Financials)	622,153
4,745	Kinnevik AB, Class B (Financials)*	236,952
1,438	L E Lundbergforetagen AB, Class B (Financials)*	73,870
888	Lifco AB, Class B (Industrials)	72,808
3,430	Lundin Energy AB (Energy)	82,362
8,311	Nibe Industrier AB, Class B (Industrials)*	234,853
1,497	Saab AB, Class B (Industrials)*	39,361
1,447	Sagax AB, Class B (Real Estate)	26,605
21,034	Sandvik AB (Industrials)*	473,217
6,066	Securitas AB, Class B (Industrials)*	100,039
847	Sinch AB (Information Technology)*(b)	111,352
30,042	Skandinaviska Enskilda Banken AB, Class A (Financials)*	318,560
7,300	Skanska AB, Class B (Industrials)	174,010
8,329	SKF AB, Class B (Industrials)	205,747
3,963	SSAB AB, Class A (Materials)*	12,557
10,754	SSAB AB, Class B (Materials)*	29,710

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
11,149	Svenska Cellulosa AB SCA, Class B (Materials)*	$ 180,802
28,729	Svenska Handelsbanken AB, Class A (Financials)*	292,675
3,852	Sweco AB, Class B (Industrials)	67,266
21,187	Swedbank AB, Class A (Financials)*	384,648
3,107	Swedish Match AB (Consumer Staples)	251,038
3,304	Swedish Orphan Biovitrum AB (Health Care)*	61,638
8,813	Tele2 AB, Class B (Communication Services)	113,696
58,022	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	711,554
40,607	Telia Co. AB (Communication Services)	172,692
4,764	Trelleborg AB, Class B (Industrials)*	98,542
3,553	Volvo AB, Class A (Industrials)*	81,701
28,762	Volvo AB, Class B (Industrials)*	655,322
2,925	Wallenstam AB, Class B (Real Estate)	44,235

		11,039,904

Switzerland – 8.7%
36,266	ABB Ltd. (Industrials)	960,230
9,624	Alcon, Inc. (Health Care)*	616,370
8,857	Cie Financiere Richemont SA (Consumer Discretionary)	738,458
45,240	Credit Suisse Group AG (Financials)	573,683
704	Geberit AG (Industrials)	425,371
156	Givaudan SA (Materials)	638,268
1,091	Kuehne + Nagel International AG (Industrials)	247,894
10,148	LafargeHolcim Ltd. (Materials)*	534,247
1,462	Lonza Group AG (Health Care)	919,866
56,713	Nestle SA (Consumer Staples)	6,338,475
46,034	Novartis AG (Health Care)	4,183,384
431	Partners Group Holding AG (Financials)	464,183
13,831	Roche Holding AG (Health Care)	4,568,829
523	Roche Holding AG (Health Care)	174,237
379	Schindler Holding AG (Industrials)	100,726
792	Schindler Holding AG Participation Certificates (Industrials)	216,962
105	SGS SA (Industrials)	300,282
2,637	Sika AG (Materials)	675,489

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
12,641	STMicroelectronics NV (Information Technology)	$ 496,428
570	Swatch Group AG (The) – Bearer (Consumer Discretionary)	141,162
1,000	Swatch Group AG (The) – Registered (Consumer Discretionary)	48,139
5,405	Swiss Re AG (Financials)	495,662
500	Swisscom AG (Communication Services)	265,105
75,964	UBS Group AG (Financials)	1,081,604
2,958	Zurich Insurance Group AG (Financials)	1,205,353

		26,410,407

United Kingdom – 12.2%
19,159	3i Group PLC (Financials)	273,815
5,066	Admiral Group PLC (Financials)	193,229
8,823	Ashtead Group PLC (Industrials)	374,695
1,423	ASOS PLC (Consumer Discretionary)*	88,074
7,082	Associated British Foods PLC (Consumer Staples)	199,497
24,822	AstraZeneca PLC (Health Care)	2,586,471
18,602	Auto Trader Group PLC (Communication Services)(b)	139,223
12,547	Avast PLC (Information Technology)(b)	85,095
1,267	AVEVA Group PLC (Information Technology)	57,376
77,346	Aviva PLC (Financials)	331,674
63,336	BAE Systems PLC (Industrials)	426,166
341,504	Barclays PLC (Financials)*	613,493
20,020	Barratt Developments PLC (Consumer Discretionary)*	165,712
2,368	Berkeley Group Holdings PLC (Consumer Discretionary)	146,183
398,935	BP PLC (Energy)	1,318,980
45,155	British American Tobacco PLC (Consumer Staples)	1,591,202
16,532	British Land Co. PLC (The) REIT (Real Estate)	104,109
171,589	BT Group PLC (Communication Services)	267,566
6,629	Bunzl PLC (Industrials)	208,773
7,960	Burberry Group PLC (Consumer Discretionary)	183,741
52,649	CK Hutchison Holdings Ltd. (Industrials)	382,007
8,252	Clarivate PLC (Industrials)*	226,435

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
19,598	CNH Industrial NV (Industrials)*	$ 214,926
2,764	Coca-Cola European Partners PLC (Consumer Staples)	123,496
35,108	Compass Group PLC (Consumer Discretionary)	620,572
31,131	ConvaTec Group PLC (Health Care)(b)	85,949
2,533	Croda International PLC (Materials)	201,413
1,876	DCC PLC (Industrials)	142,309
45,843	Diageo PLC (Consumer Staples)	1,762,639
26,871	Direct Line Insurance Group PLC (Financials)	106,116
26,977	DS Smith PLC (Materials)*	119,572
6,410	easyJet PLC (Industrials)	68,924
18,030	Experian PLC (Industrials)	636,918
4,011	Farfetch Ltd., Class A (Consumer Discretionary)*	219,201
22,111	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	345,585
98,784	GlaxoSmithKline PLC (Health Care)	1,806,779
11,418	GVC Holdings PLC (Consumer Discretionary)*	157,848
7,442	Halma PLC (Information Technology)	220,170
6,387	Hargreaves Lansdown PLC (Financials)	121,936
400,939	HSBC Holdings PLC (Financials)*	2,078,202
18,629	Imperial Brands PLC (Consumer Staples)	338,490
29,528	Informa PLC (Communication Services)*	209,012
3,456	InterContinental Hotels Group PLC (Consumer Discretionary)*	214,225
3,168	Intertek Group PLC (Industrials)	233,550
71,364	ITV PLC (Communication Services)*	89,634
43,777	J Sainsbury PLC (Consumer Staples)	123,376
8,497	JD Sports Fashion PLC (Consumer Discretionary)*	88,052
3,810	Johnson Matthey PLC (Materials)	113,125
41,544	Kingfisher PLC (Consumer Discretionary)*	151,748
14,588	Land Securities Group PLC REIT (Real Estate)	128,072
117,432	Legal & General Group PLC (Financials)	396,177
2,853	Liberty Global PLC, Class A (Communication Services)*	64,250
7,291	Liberty Global PLC, Class C (Communication Services)*	157,777
1,392,707	Lloyds Banking Group PLC (Financials)*	662,295

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,916	London Stock Exchange Group PLC (Financials)	$ 748,444
51,193	M&G PLC (Financials)	128,147
94,436	Melrose Industries PLC (Industrials)*	193,528
9,557	Mondi PLC (Materials)	211,546
69,299	National Grid PLC (Utilities)	784,920
91,242	Natwest Group PLC (Financials)*	188,322
2,433	Next PLC (Consumer Discretionary)	212,821
9,939	Ocado Group PLC (Consumer Discretionary)*	292,848
14,797	Pearson PLC (Communication Services)	127,813
6,231	Persimmon PLC (Consumer Discretionary)	220,945
14,192	Phoenix Group Holdings PLC (Financials)	135,812
51,296	Prudential PLC (Financials)	800,906
13,983	Reckitt Benckiser Group PLC (Consumer Staples)	1,229,102
38,018	RELX PLC (Industrials)	886,961
36,472	Rentokil Initial PLC (Industrials)*	242,145
17,160	Rightmove PLC (Communication Services)*	143,184
164,759	Rolls-Royce Holdings PLC (Industrials)*(a)	232,500
20,368	RSA Insurance Group PLC (Financials)	183,276
21,475	Sage Group PLC (The) (Information Technology)	173,455
2,345	Schroders PLC (Financials)	100,777
23,417	Segro PLC REIT (Real Estate)	285,118
4,692	Severn Trent PLC (Utilities)	149,648
17,238	Smith & Nephew PLC (Health Care)	333,927
7,800	Smiths Group PLC (Industrials)	151,931
1,447	Spirax-Sarco Engineering PLC (Industrials)	215,108
20,504	SSE PLC (Utilities)	367,084
10,517	St James’s Place PLC (Financials)	143,215
62,111	Standard Chartered PLC (Financials)*	374,970
43,688	Standard Life Aberdeen PLC (Financials)	158,004
69,806	Taylor Wimpey PLC (Consumer Discretionary)*	143,473
192,847	Tesco PLC (Consumer Staples)	584,436
27,009	Unilever PLC (Consumer Staples)*	1,641,900
21,703	Unilever PLC (Consumer Staples)	1,324,430
13,422	United Utilities Group PLC (Utilities)	161,343
528,037	Vodafone Group PLC (Communication Services)	871,890
5,103	Weir Group PLC (The) (Industrials)*	114,114
3,973	Whitbread PLC (Consumer Discretionary)*	160,769

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
47,363	Wm Morrison Supermarkets PLC (Consumer Staples)	$ 113,723
24,100	WPP PLC (Communication Services)	233,460

		36,731,849

United States – 0.3%
3,057	Carnival PLC (Consumer Discretionary)	54,179
755	CyberArk Software Ltd. (Information Technology)*	86,727
4,425	Ferguson PLC (Industrials)	497,656
8,338	James Hardie Industries PLC CDI (Materials)*	242,375
9,176	Tenaris SA (Energy)	71,192

		952,129

TOTAL COMMON STOCKS (Cost $269,578,109)		$298,867,572

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.5%
1,120	Bayerische Motoren Werke AG (Consumer Discretionary)	4.53%	$ 74,222
3,436	Henkel AG & Co. KGaA (Consumer Staples)	2.08	370,899
3,016	Porsche Automobil Holding SE (Consumer Discretionary)	4.08	192,293
671	Sartorius AG (Health Care)	0.10	306,612
3,605	Volkswagen AG (Consumer Discretionary)	3.36	609,500

			1,553,526

Spain – 0.1%
5,148	Grifols SA, Class B (Health Care)	2.05	96,065

TOTAL PREFERRED STOCKS (Cost $1,485,704)			$ 1,649,591

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Units	Description	Expiration Month	Value

Right – 0.0%
Singapore – 0.0%
2,116	Ascendas Real Estate Investment Trust (Real Estate)*
(Cost $0)			$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $271,063,813)			$300,517,163

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,158,164	0.016%		$ 1,158,164
(Cost $1,158,164)

TOTAL INVESTMENTS – 100.0% (Cost $272,221,977)			$301,675,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			197,699

NET ASSETS – 100.0%			$301,873,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.2%
6,510	Activision Blizzard, Inc.	$ 517,415
2,537	Alphabet, Inc., Class A*	4,450,913
2,466	Alphabet, Inc., Class C*	4,341,985
2,842	Altice USA, Inc., Class A*	96,401
60,733	AT&T, Inc.	1,746,074
9,293	CenturyLink, Inc.	97,112
1,210	Charter Communications, Inc., Class A*	788,908
38,642	Comcast Corp., Class A	1,941,374
1,307	Discovery, Inc., Class A*	35,171
2,764	Discovery, Inc., Class C*	66,391
2,099	DISH Network Corp., Class A*	75,291
2,452	Electronic Arts, Inc.*	313,243
20,386	Facebook, Inc., Class A*	5,646,310
2,844	Fox Corp., Class A	82,021
1,333	Fox Corp., Class B	37,831
667	IAC/InterActiveCorp*	94,707
211	Liberty Broadband Corp., Class A*	33,078
1,261	Liberty Broadband Corp., Class C*	198,418
708	Liberty Media Corp.-Liberty SiriusXM, Class A*	28,986
1,412	Liberty Media Corp.-Liberty SiriusXM, Class C*	57,906
2,076	Match Group, Inc.*	289,000
3,693	Netflix, Inc.*	1,812,155
1,816	Omnicom Group, Inc.	114,408
3,906	Pinterest, Inc., Class A*	273,498
895	Roku, Inc.*	262,745
563	Sea Ltd. ADR (Taiwan)*	101,548
9,516	Sirius XM Holdings, Inc.	61,759
8,994	Snap, Inc., Class A*	399,514
1,074	Spotify Technology SA*	312,931
960	Take-Two Interactive Software, Inc.*	173,290
4,484	T-Mobile US, Inc.*	596,103
6,510	Twitter, Inc.*	302,780
35,298	Verizon Communications, Inc.	2,132,352
91	ViacomCBS, Inc., Class A	3,320
4,597	ViacomCBS, Inc., Class B	162,182
15,404	Walt Disney Co. (The)	2,279,946
359	Zillow Group, Inc., Class A*	39,616
1,203	Zillow Group, Inc., Class C*	129,695

		30,096,377

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 12.6%
588	Advance Auto Parts, Inc.	$ 86,848
3,633	Amazon.com, Inc.*	11,509,489
2,287	Aptiv PLC	271,467
198	AutoZone, Inc.*	225,255
1,963	Best Buy Co., Inc.	213,574
348	Booking Holdings, Inc.*	705,901
1,395	CarMax, Inc.*	130,405
4,850	Carnival Corp.	96,903
580	Carvana Co.*	145,122
602	Chewy, Inc., Class A*	46,703
235	Chipotle Mexican Grill, Inc.*	303,016
1,106	Darden Restaurants, Inc.	119,426
2,121	Dollar General Corp.	463,608
1,996	Dollar Tree, Inc.*	218,043
333	Domino’s Pizza, Inc.	130,726
2,893	D.R. Horton, Inc.	215,528
2,255	DraftKings, Inc., Class A*	118,072
5,754	eBay, Inc.	290,174
1,150	Expedia Group, Inc.	143,163
33,260	Ford Motor Co.	302,001
1,194	Garmin Ltd.	139,411
10,695	General Motors Co.	468,869
1,195	Genuine Parts Co.	117,552
1,089	Hasbro, Inc.	101,310
2,327	Hilton Worldwide Holdings, Inc.	241,147
9,173	Home Depot, Inc. (The)	2,544,682
3,125	Las Vegas Sands Corp.	174,094
2,308	Lennar Corp., Class A	175,085
134	Lennar Corp., Class B	8,134
2,207	LKQ Corp.*	77,730
6,445	Lowe’s Cos., Inc.	1,004,260
1,020	Lululemon Athletica, Inc.*	377,624
2,076	Marriott International, Inc., Class A	263,382
6,345	McDonald’s Corp.	1,379,657
405	MercadoLibre, Inc. (Argentina)*	629,099
3,481	MGM Resorts International	98,338
498	Mohawk Industries, Inc.*	62,663
3,218	Newell Brands, Inc.	68,415
10,564	NIKE, Inc., Class B	1,422,971
30	NVR, Inc.*	119,915
622	O’Reilly Automotive, Inc.*	275,198
1,892	Peloton Interactive, Inc., Class A*	220,134
2,213	PulteGroup, Inc.	96,553
2,976	Ross Stores, Inc.	319,979

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,517	Royal Caribbean Cruises Ltd.	$ 119,555
9,956	Starbucks Corp.	975,887
4,258	Target Corp.	764,439
6,331	Tesla, Inc.*	3,593,476
1,027	Tiffany & Co.	135,030
9,357	TJX Cos., Inc. (The)	594,263
985	Tractor Supply Co.	138,698
458	Ulta Beauty, Inc.*	126,133
339	Vail Resorts, Inc.	93,510
2,738	VF Corp.	228,349
548	Wayfair, Inc., Class A*	139,389
529	Whirlpool Corp.	102,949
833	Wynn Resorts Ltd.	83,716
3,429	Yum China Holdings, Inc. (China)	193,327
2,567	Yum! Brands, Inc.	271,589

		33,681,936

Consumer Staples – 6.5%
15,838	Altria Group, Inc.	630,828
4,718	Archer-Daniels-Midland Co.	234,815
324	Brown-Forman Corp., Class A	23,889
2,575	Brown-Forman Corp., Class B	207,699
1,719	Campbell Soup Co.	85,984
2,105	Church & Dwight Co., Inc.	184,756
1,072	Clorox Co. (The)	217,573
32,901	Coca-Cola Co. (The)	1,697,692
7,295	Colgate-Palmolive Co.	624,744
4,059	Conagra Brands, Inc.	148,397
1,345	Constellation Brands, Inc., Class A	276,855
3,707	Costco Wholesale Corp.	1,452,291
1,773	Estee Lauder Cos., Inc. (The), Class A	434,952
5,201	General Mills, Inc.	316,325
1,253	Hershey Co. (The)	185,306
2,399	Hormel Foods Corp.	113,185
931	J M Smucker Co. (The)	109,113
2,180	Kellogg Co.	139,324
4,340	Keurig Dr Pepper, Inc.	132,153
2,900	Kimberly-Clark Corp.	403,999
5,478	Kraft Heinz Co. (The)	180,445
6,363	Kroger Co. (The)	209,979
1,049	McCormick & Co., Inc.	196,142
1,549	Molson Coors Beverage Co., Class B	71,254
12,059	Mondelez International, Inc., Class A	692,790

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
3,142	Monster Beverage Corp.*	$ 266,379
11,767	PepsiCo, Inc.	1,697,154
13,258	Philip Morris International, Inc.	1,004,294
21,138	Procter & Gamble Co. (The)	2,935,434
4,121	Sysco Corp.	293,786
2,477	Tyson Foods, Inc., Class A	161,500
6,118	Walgreens Boots Alliance, Inc.	232,545
12,098	Walmart, Inc.	1,848,453

		17,410,035

Energy – 2.1%
5,348	Baker Hughes Co.	100,115
1,950	Cheniere Energy, Inc.*	110,546
16,413	Chevron Corp.	1,430,885
1,659	Concho Resources, Inc.	95,359
9,143	ConocoPhillips	361,697
4,943	EOG Resources, Inc.	231,728
36,011	Exxon Mobil Corp.	1,373,100
6,924	Halliburton Co.	114,869
2,390	Hess Corp.	112,760
16,565	Kinder Morgan, Inc.	238,205
5,522	Marathon Petroleum Corp.	214,695
7,914	Occidental Petroleum Corp.	124,725
3,767	ONEOK, Inc.	135,122
3,716	Phillips 66	225,115
1,387	Pioneer Natural Resources Co.	139,505
11,818	Schlumberger NV	245,696
3,465	Valero Energy Corp.	186,313
10,334	Williams Cos., Inc. (The)	216,807

		5,657,242

Financials – 9.7%
5,641	Aflac, Inc.	247,809
118	Alleghany Corp.	67,874
2,599	Allstate Corp. (The)	266,008
3,171	Ally Financial, Inc.	94,020
5,154	American Express Co.	611,213
7,345	American International Group, Inc.	282,342
1,022	Ameriprise Financial, Inc.	189,315
11,918	Annaly Capital Management, Inc. REIT	95,344
1,935	Aon PLC, Class A	396,462
1,754	Apollo Global Management, Inc.	76,509
3,357	Arch Capital Group Ltd.*	108,079

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,618	Arthur J Gallagher & Co.	$ 186,733
65,020	Bank of America Corp.	1,830,963
6,927	Bank of New York Mellon Corp. (The)	270,984
11,585	Berkshire Hathaway, Inc., Class B*	2,651,922
1,214	BlackRock, Inc.	847,797
5,691	Blackstone Group, Inc. (The), Class A	338,899
3,856	Capital One Financial Corp.	330,228
923	Cboe Global Markets, Inc.	84,288
14,932	Charles Schwab Corp. (The)	728,383
3,353	Chubb Ltd.	495,674
1,326	Cincinnati Financial Corp.	101,240
17,737	Citigroup, Inc.	976,777
3,624	Citizens Financial Group, Inc.	118,360
3,020	CME Group, Inc.	528,591
2,596	Discover Financial Services	197,737
335	Everest Re Group Ltd.	76,156
2,364	Fidelity National Financial, Inc.	85,080
6,049	Fifth Third Bancorp	153,282
1,448	First Republic Bank	187,603
2,386	Franklin Resources, Inc.	52,468
833	Globe Life, Inc.	77,552
2,920	Goldman Sachs Group, Inc. (The)	673,294
3,045	Hartford Financial Services Group, Inc. (The)	134,589
8,564	Huntington Bancshares, Inc.	103,453
639	Interactive Brokers Group, Inc., Class A	33,714
4,581	Intercontinental Exchange, Inc.	483,341
25,610	JPMorgan Chase & Co.	3,018,907
8,282	KeyCorp	128,040
4,523	KKR & Co., Inc.	171,557
2,039	Loews Corp.	85,454
1,050	M&T Bank Corp.	122,314
115	Markel Corp.*	111,990
4,312	Marsh & McLennan Cos., Inc.	494,328
5,999	MetLife, Inc.	276,974
1,385	Moody’s Corp.	391,041
12,149	Morgan Stanley	751,173
691	MSCI, Inc.	282,909
974	Nasdaq, Inc.	124,662
1,695	Northern Trust Corp.	157,838
3,554	PNC Financial Services Group, Inc. (The)	490,701
2,330	Principal Financial Group, Inc.	116,011
4,980	Progressive Corp. (The)	433,808
3,363	Prudential Financial, Inc.	254,310
1,041	Raymond James Financial, Inc.	94,679

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,157	Regions Financial Corp.	$ 124,557
963	Rocket Cos., Inc., Class A*(a)	19,953
2,054	S&P Global, Inc.	722,556
1,129	SEI Investments Co.	59,555
2,838	State Street Corp.	200,022
439	SVB Financial Group*	151,394
4,791	Synchrony Financial	145,982
1,882	T. Rowe Price Group, Inc.	269,898
2,152	Travelers Cos., Inc. (The)	279,007
11,437	Truist Financial Corp.	530,906
11,578	US Bancorp	500,285
1,160	W R Berkley Corp.	75,551
33,897	Wells Fargo & Co.	927,083
1,090	Willis Towers Watson PLC	226,927

		25,924,455

Health Care – 13.3%
14,994	Abbott Laboratories	1,622,651
15,041	AbbVie, Inc.	1,572,988
375	ABIOMED, Inc.*	102,787
2,617	Agilent Technologies, Inc.	305,927
1,787	Alexion Pharmaceuticals, Inc.*	218,211
614	Align Technology, Inc.*	295,512
1,254	AmerisourceBergen Corp.	129,300
4,988	Amgen, Inc.	1,107,536
2,143	Anthem, Inc.	667,587
4,311	Baxter International, Inc.	327,938
2,468	Becton Dickinson and Co.	579,585
1,337	Biogen, Inc.*	321,107
1,536	BioMarin Pharmaceutical, Inc.*	120,883
12,170	Boston Scientific Corp.*	403,435
19,215	Bristol-Myers Squibb Co.	1,199,016
2,494	Cardinal Health, Inc.	136,147
4,835	Centene Corp.*	298,078
2,601	Cerner Corp.	194,659
3,124	Cigna Corp.	653,353
453	Cooper Cos., Inc. (The)	151,855
11,138	CVS Health Corp.	755,045
5,369	Danaher Corp.	1,206,038
703	DaVita, Inc.*	77,225
1,855	DENTSPLY SIRONA, Inc.	94,401
810	DexCom, Inc.*	258,941
5,263	Edwards Lifesciences Corp.*	441,513

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,016	Elanco Animal Health, Inc.*	$ 122,849
7,201	Eli Lilly and Co.	1,048,826
10,691	Gilead Sciences, Inc.	648,623
2,254	HCA Healthcare, Inc.	338,348
1,200	Henry Schein, Inc.*	77,172
2,190	Hologic, Inc.*	151,395
1,126	Humana, Inc.	450,986
717	IDEXX Laboratories, Inc.*	330,523
1,244	Illumina, Inc.*	400,680
1,573	Incyte Corp.*	132,981
989	Intuitive Surgical, Inc.*	718,063
1,594	IQVIA Holdings, Inc.*	269,370
458	Jazz Pharmaceuticals PLC*	64,445
22,448	Johnson & Johnson	3,247,777
827	Laboratory Corp. of America Holdings*	165,268
1,383	McKesson Corp.	248,816
11,454	Medtronic PLC	1,302,320
21,567	Merck & Co., Inc.	1,733,771
201	Mettler-Toledo International, Inc.*	231,158
2,752	Moderna, Inc.*	420,340
47,386	Pfizer, Inc.	1,815,358
1,140	Quest Diagnostics, Inc.	141,337
869	Regeneron Pharmaceuticals, Inc.*	448,430
1,225	ResMed, Inc.	256,760
748	Royalty Pharma PLC, Class A	31,865
1,063	Seagen, Inc.*	181,040
2,835	Stryker Corp.	661,689
395	Teleflex, Inc.	151,186
3,368	Thermo Fisher Scientific, Inc.	1,566,053
8,060	UnitedHealth Group, Inc.	2,710,900
640	Universal Health Services, Inc., Class B	83,571
776	Varian Medical Systems, Inc.*	135,008
1,152	Veeva Systems, Inc., Class A*	318,954
2,220	Vertex Pharmaceuticals, Inc.*	505,605
10,263	Viatris, Inc.*	172,624
526	Waters Corp.*	122,037
625	West Pharmaceutical Services, Inc.	171,975
1,764	Zimmer Biomet Holdings, Inc.	263,048
4,051	Zoetis, Inc.	649,699

		35,732,568

Industrials – 8.4%
4,897	3M Co.	845,859

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,129	A O Smith Corp.	$ 63,574
1,950	AMETEK, Inc.	231,133
4,546	Boeing Co. (The)	957,888
7,389	Carrier Global Corp.	281,299
4,612	Caterpillar, Inc.	800,597
1,140	C.H. Robinson Worldwide, Inc.	107,126
754	Cintas Corp.	267,896
1,805	Copart, Inc.*	208,387
332	CoStar Group, Inc.*	302,309
6,498	CSX Corp.	585,145
1,242	Cummins, Inc.	287,113
2,669	Deere & Co.	698,264
5,423	Delta Air Lines, Inc.	218,276
1,222	Dover Corp.	149,121
3,406	Eaton Corp. PLC	412,501
5,065	Emerson Electric Co.	389,093
1,032	Equifax, Inc.	172,241
1,421	Expeditors International of Washington, Inc.	126,995
4,877	Fastenal Co.	241,168
2,067	FedEx Corp.	592,361
2,697	Fortive Corp.	189,141
1,171	Fortune Brands Home & Security, Inc.	97,779
2,135	General Dynamics Corp.	318,862
74,206	General Electric Co.	755,417
5,980	Honeywell International, Inc.	1,219,442
3,114	IHS Markit Ltd.	309,718
2,435	Illinois Tool Works, Inc.	514,004
3,163	Ingersoll Rand, Inc.*	140,026
714	J.B. Hunt Transport Services, Inc.	96,590
6,327	Johnson Controls International PLC	291,295
801	Kansas City Southern	149,122
1,835	L3Harris Technologies, Inc.	352,302
2,021	Lockheed Martin Corp.	737,665
1,877	Lyft, Inc., Class A*	71,645
2,220	Masco Corp.	119,147
2,174	Norfolk Southern Corp.	515,281
1,275	Northrop Grumman Corp.	385,382
893	Old Dominion Freight Line, Inc.	181,600
3,695	Otis Worldwide Corp.	247,343
2,899	PACCAR, Inc.	252,387
1,093	Parker-Hannifin Corp.	292,115
13,021	Raytheon Technologies Corp.	933,866
1,785	Republic Services, Inc.	172,645
987	Rockwell Automation, Inc.	252,238

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,271	Rollins, Inc.	$ 72,676
889	Roper Technologies, Inc.	379,603
458	Snap-on, Inc.	80,539
5,014	Southwest Airlines Co.	232,349
1,358	Stanley Black & Decker, Inc.	250,293
1,937	Textron, Inc.	87,359
2,032	Trane Technologies PLC	297,160
437	TransDigm Group, Inc.	253,106
1,611	TransUnion	146,746
9,522	Uber Technologies, Inc.*	472,863
5,779	Union Pacific Corp.	1,179,378
2,411	United Airlines Holdings, Inc.*	108,616
6,031	United Parcel Service, Inc., Class B	1,031,723
612	United Rentals, Inc.*	138,912
1,372	Verisk Analytics, Inc.	272,081
3,595	Waste Management, Inc.	428,272
1,521	Westinghouse Air Brake Technologies Corp.	111,489
384	W.W. Grainger, Inc.	160,627
1,532	Xylem, Inc.	147,026

		22,384,176

Information Technology – 28.3%
5,418	Accenture PLC, Class A	1,349,570
4,081	Adobe, Inc.*	1,952,636
9,954	Advanced Micro Devices, Inc.*	922,338
1,358	Akamai Technologies, Inc.*	140,567
1,135	Amdocs Ltd.	74,694
2,532	Amphenol Corp., Class A	331,211
3,143	Analog Devices, Inc.	437,128
723	ANSYS, Inc.*	244,417
145,785	Apple, Inc.	17,355,704
7,743	Applied Materials, Inc.	638,643
468	Arista Networks, Inc.*	126,688
1,083	Atlassian Corp. PLC, Class A*	243,729
1,867	Autodesk, Inc.*	523,189
3,395	Automatic Data Processing, Inc.	590,323
3,367	Broadcom, Inc.	1,352,120
978	Broadridge Financial Solutions, Inc.	143,649
2,344	Cadence Design Systems, Inc.*	272,607
1,204	CDW Corp.	157,110
33,390	Cisco Systems, Inc.	1,436,438
1,044	Citrix Systems, Inc.	129,372

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,615	Cognizant Technology Solutions Corp., Class A	$ 360,570
6,480	Corning, Inc.	242,482
583	Coupa Software, Inc.*	191,755
1,509	Crowdstrike Holdings, Inc., Class A*	231,300
1,339	Datadog, Inc., Class A*	132,454
2,063	Dell Technologies, Inc., Class C*	142,409
1,505	DocuSign, Inc.*	342,959
2,545	Dropbox, Inc., Class A*	50,824
520	F5 Networks, Inc.*	84,661
5,271	Fidelity National Information Services, Inc.	782,269
4,778	Fiserv, Inc.*	550,330
702	FleetCor Technologies, Inc.*	186,177
1,173	Fortinet, Inc.*	144,549
740	Gartner, Inc.*	112,480
2,534	Global Payments, Inc.	494,611
10,949	Hewlett Packard Enterprise Co.	120,877
11,693	HP, Inc.	256,427
36,275	Intel Corp.	1,753,896
7,590	International Business Machines Corp.	937,517
2,168	Intuit, Inc.	763,179
1,585	Keysight Technologies, Inc.*	190,263
1,317	KLA Corp.	331,844
1,234	Lam Research Corp.	558,582
1,203	Leidos Holdings, Inc.	121,142
5,663	Marvell Technology Group Ltd.	262,140
7,480	Mastercard, Inc., Class A	2,517,095
2,264	Maxim Integrated Products, Inc.	188,003
2,108	Microchip Technology, Inc.	283,294
9,462	Micron Technology, Inc.*	606,420
63,647	Microsoft Corp.	13,624,913
1,442	Motorola Solutions, Inc.	247,346
1,887	NetApp, Inc.	100,596
4,883	NortonLifeLock, Inc.	89,017
5,046	NVIDIA Corp.	2,704,959
1,013	Okta, Inc.*	248,226
15,919	Oracle Corp.	918,845
798	Palo Alto Networks, Inc.*	234,548
2,738	Paychex, Inc.	255,045
428	Paycom Software, Inc.*	178,510
9,999	PayPal Holdings, Inc.*	2,140,986
969	Qorvo, Inc.*	151,823
9,614	QUALCOMM, Inc.	1,414,892
656	RingCentral, Inc., Class A*	194,865

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,481	salesforce.com, Inc.*	$ 1,838,830
1,906	Seagate Technology PLC	112,092
1,629	ServiceNow, Inc.*	870,782
1,421	Skyworks Solutions, Inc.	200,603
1,357	Splunk, Inc.*	277,072
3,141	Square, Inc., Class A*	662,625
1,922	SS&C Technologies Holdings, Inc.	132,407
1,287	Synopsys, Inc.*	292,792
2,809	TE Connectivity Ltd.	320,142
7,802	Texas Instruments, Inc.	1,258,072
352	Trade Desk, Inc. (The), Class A*	317,177
2,125	Trimble, Inc.*	127,224
1,152	Twilio, Inc., Class A*	368,744
858	VeriSign, Inc.*	172,218
14,291	Visa, Inc., Class A	3,006,112
689	VMware, Inc., Class A*(a)	96,384
1,079	Vontier Corp.*	35,790
2,580	Western Digital Corp.	115,790
3,480	Western Union Co. (The)	78,509
1,491	Workday, Inc., Class A*	335,162
2,081	Xilinx, Inc.	302,890
1,576	Zoom Video Communications, Inc., Class A*	753,895
629	Zscaler, Inc.*	97,967

		75,640,492

Materials – 2.5%
1,879	Air Products and Chemicals, Inc.	526,383
904	Albemarle Corp.	122,917
13,356	Amcor PLC	151,323
2,766	Ball Corp.	265,564
1,000	Celanese Corp.	129,330
6,377	Corteva, Inc.	244,367
6,315	Dow, Inc.	334,758
6,249	DuPont de Nemours, Inc.	396,436
1,148	Eastman Chemical Co.	111,815
2,159	Ecolab, Inc.	479,622
1,097	FMC Corp.	127,263
12,322	Freeport-McMoRan, Inc.	288,212
910	International Flavors & Fragrances, Inc.	102,011
3,343	International Paper Co.	165,412
4,408	Linde PLC (United Kingdom)	1,130,299
2,180	LyondellBasell Industries NV, Class A	185,518
528	Martin Marietta Materials, Inc.	140,253

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
6,828	Newmont Corp.	$ 401,623
2,556	Nucor Corp.	137,257
797	Packaging Corp. of America	103,610
2,011	PPG Industries, Inc.	295,154
703	Sherwin-Williams Co. (The)	525,584
701	Southern Copper Corp. (Peru)	41,618
1,128	Vulcan Materials Co.	157,525
2,179	Westrock Co.	91,976

		6,655,830

Real Estate – 2.4%
1,063	Alexandria Real Estate Equities, Inc. REIT	174,045
3,773	American Tower Corp. REIT	872,318
1,197	AvalonBay Communities, Inc. REIT	199,408
1,214	Boston Properties, Inc. REIT	119,166
2,738	CBRE Group, Inc., Class A*	167,401
3,564	Crown Castle International Corp. REIT	597,220
2,287	Digital Realty Trust, Inc. REIT	308,173
3,155	Duke Realty Corp. REIT	120,079
752	Equinix, Inc. REIT	524,738
3,129	Equity Residential REIT	181,232
555	Essex Property Trust, Inc. REIT	136,463
1,076	Extra Space Storage, Inc. REIT	121,298
4,583	Healthpeak Properties, Inc. REIT	132,265
5,948	Host Hotels & Resorts, Inc. REIT	83,450
4,766	Invitation Homes, Inc. REIT	136,212
2,433	Iron Mountain, Inc. REIT	66,908
970	Mid-America Apartment Communities, Inc. REIT	122,375
6,270	Prologis, Inc. REIT	627,314
1,276	Public Storage REIT	286,411
2,939	Realty Income Corp. REIT	176,252
945	SBA Communications Corp. REIT	271,385
2,595	Simon Property Group, Inc. REIT	214,269
2,491	UDR, Inc. REIT	95,829
3,168	Ventas, Inc. REIT	151,779
3,553	Welltower, Inc. REIT	223,768
6,351	Weyerhaeuser Co. REIT	184,433
1,466	W.P. Carey, Inc. REIT	101,462

		6,395,653

Utilities – 2.8%
2,127	Alliant Energy Corp.	111,880

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,092	Ameren Corp.	$ 162,716
4,231	American Electric Power Co., Inc.	359,170
1,542	American Water Works Co., Inc.	236,512
1,041	Atmos Energy Corp.	99,821
481	Avangrid, Inc.	22,386
4,630	CenterPoint Energy, Inc.	107,370
2,431	CMS Energy Corp.	149,604
2,848	Consolidated Edison, Inc.	217,160
7,150	Dominion Energy, Inc.	561,203
1,628	DTE Energy Co.	204,819
6,268	Duke Energy Corp.	580,793
3,225	Edison International	197,886
1,703	Entergy Corp.	185,372
1,928	Evergy, Inc.	106,830
2,915	Eversource Energy	255,092
8,293	Exelon Corp.	340,593
4,611	FirstEnergy Corp.	122,468
16,673	NextEra Energy, Inc.	1,226,966
3,253	NiSource, Inc.	78,723
12,473	PG&E Corp.*	158,407
957	Pinnacle West Capital Corp.	78,330
6,555	PPL Corp.	186,293
4,306	Public Service Enterprise Group, Inc.	250,954
2,465	Sempra Energy	314,238
9,004	Southern Co. (The)	538,889
2,687	WEC Energy Group, Inc.	255,131
4,468	Xcel Energy, Inc.	300,964

		7,410,570

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $232,118,176)		$266,989,334

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
116,241	0.016%	$ 116,241
(Cost $116,241)

TOTAL INVESTMENTS – 99.8% (Cost $232,234,417)		$267,105,575

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		433,496

NET ASSETS – 100.0%		$267,539,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded.

Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2020:

MARKETBETA EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,351,866	$—	$—
Asia	34,782,646	936,554	—
Europe	214,998	—	—
North America	1,368,429	—	—
South America	2,140,644	547,733	—
Securities Lending Reinvestment Vehicle	358,452	—	—

Total	$40,217,035	$1,484,287	$—

MARKETBETA INTERNATIONAL EQUITY ETF
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$675,603	$—	$—
Asia	96,675,647	—	—
Europe	174,546,317	1,643,391	—
North America	760,747	242,375	—
Oceania	25,644,768	—	—
South America	249,059	79,256	—
Securities Lending Reinvestment Vehicle	1,158,164	—	—

Total	$299,710,305	$1,965,022	$—

MARKETBETA U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$294,875	$—	$—
Europe	1,130,299	—	—
North America	264,893,443	—	—
South America	670,717	—	—
Securities Lending Reinvestment Vehicle	116,241	—	—

Total	$267,105,575	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2020.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.